                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    October  31, 2006
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                                                  hours per response.......19.3
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5410
                                  ---------------------------------------------

                              ING Prime Rate Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

              C T CORPORATION, 101 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                   ----------------------------

Date of fiscal year end: February 28
                        --------------------------
Date of reporting period: March 1, 2004 to August 31, 2004
                         ---------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

[GRAPHIC]

FUNDS

SEMI-ANNUAL REPORT

AUGUST 31, 2004


ING PRIME RATE TRUST


[ING LOGO]

                              ING PRIME RATE TRUST


                               SEMI-ANNUAL REPORT

                                August 31, 2004

                                Table of Contents

Portfolio Managers' Report                         2

Statement of Assets and Liabilities                7

Statement of Operations                            8

Statements of Changes in Net Assets                9

Statement of Cash Flows                           10

Financial Highlights                              11

Notes to Financial Statements                     12

Portfolio of Investments                          19

Shareholder Meeting Information                   39

Additional Information                            40

                              ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

                            PORTFOLIO CHARACTERISTICS
                              AS OF AUGUST 31, 2004

Net Assets                                              $  1,037,826,321

Total Assets                                            $  2,019,939,151

Assets Invested in Senior Loans                         $  1,945,548,616

Senior Loans Represented                                             414

Average Amount Outstanding per Loan                     $      4,699,393

Industries Represented                                                37

Average Loan Amount per Industry                        $     52,582,395

Portfolio Turnover Rate (YTD)                                         50%

Weighted Average Days to Interest Rate Reset                          41

Average Loan Final Maturity                                    62 months

Total Leverage as a Percentage of Total Assets
(including Preferred Shares)                                       45.69%

PEFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the second fiscal quarter and $0.21 for the six months ended August 31, 2004. Based on the average month-end net asset value ("NAV") per share of $7.38, this resulted in an annualized distribution rate of 5.74%(1) for the quarter and 5.68%(1) for the six months. The Trust's total return for the second fiscal quarter, based on NAV, was 1.70%, versus a total return on the S&P/LSTA Leveraged Loan Index of 1.11% for the same quarter. For the six months, the total return, based on NAV, was 3.36%, versus 2.08% for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the second fiscal quarter was 2.96% and 5.03% for the six months ended August 31, 2004.

MARKET OVERVIEW

The non-investment grade loan market continued to exhibit both technical and fundamental strength during the most recent quarter. The primary drivers of loan performance continue to be credit market conditions and liquidity, the overall vigor of the U.S. economy, and the directional nature of short-term interest rates. Each of these elements has been favorably aligned for virtually all of this year; the most recent quarter offered no exception.

During the second calendar quarter of 2004, domestic GDP expanded at an approximate 2.8% pace. While revised downward from earlier estimates, this pace provides a solid footing from which most economists envision renewed acceleration into 2005. Clearly, a vigorous economic backdrop is an essential ingredient to a sustained level of corporate merger and acquisition ("M&A") activity, and in turn, a hearty pipeline of new loan transactions. Coinciding with increasingly robust growth, third quarter M&A-related loan volumes posted their highest totals

----------
(1) The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

                              ING Prime Rate Trust
since the second quarter of 2000. Further, as the economy continues to expand, even at a somewhat uneven pace, and as commodity prices move ever upward, so has the expectation of a continued rise in short-term interest rates. Importantly, unlike fixed rate bonds, returns for which are inversely related to changes in interest rates, the loan asset class, by way of its floating rate profile, is expected to benefit as rates rise. Rounding out the triumvirate of positive factors affecting the loan market, credit trends continue to look relatively stable. Trailing default rates continue to hover near historical lows, and the percentage of the market comprised of loans rated CCC+ or lower by Standard & Poor's recently fell to a level not seen in roughly six years.

                          TOP TEN SENIOR LOAN INDUSTRY
                          SECTORS AS OF AUGUST 31, 2004
                               AS A PERCENTAGE OF:

                                            TOTAL     NET
                                           ASSETS    ASSETS
                                           ------    ------
Cable Television                            9.1%      17.7%
Healthcare, Education and Childcare         7.3%      14.2%
Printing and Publishing                     6.2%      12.1%
Automobile                                  5.6%      10.9%
Chemicals, Plastics and Rubber              5.4%      10.5%
Cellular                                    5.2%      10.1%
Containers, Packaging and Glass             4.5%       8.7%
Leisure, Amusement, Entertainment           4.3%       8.4%
Radio and TV Broadcasting                   3.7%       7.2%
Retail Stores                               3.7%       7.1%

                PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

For the considerable number of favorable trends impacting the loan market, there are a small number of emerging issues that offer a degree of pause. The price of oil, for one, if sustained at current levels, will certainly have a crimping effect on the pace of economic growth, and more specifically, those corporations that use crude oil as a direct or indirect input. Moreover, strong demand for loans, coupled with high levels of uninvested cash in the hands of investors, has bred a bit of an issuer's market. Not unexpectedly, as a result, we've seen both the compression of borrowing spreads to historical lows over the last few quarters and an increasing inflow of slightly lower quality loans coming to market. We are actively monitoring each of these developments.

                         TOP TEN SENIOR LOAN ISSUERS AS
                               OF AUGUST 31, 2004
                               AS A PERCENTAGE OF:

                                            TOTAL      NET
                                           ASSETS    ASSETS
                                           ------    ------
Charter Communications Operating, LLC       2.8%      5.4%
Nextel Finance Company                      1.4%      2.8%
Dex Media West, LLC                         1.3%      2.5%
Century Cable Holdings, LLC                 1.3%      2.5%
Olympus Cable Holdings, LLC                 1.3%      2.4%
GGPLP, LLC                                  1.1%      2.1%
Insight Midwest Holdings, LLC               1.0%      2.0%
Federal-Mogul Corporation                   1.0%      1.9%
Davita, Inc.                                1.0%      1.9%
Allegheny Energy Supply Company             1.0%      1.9%

                 PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

PORTFOLIO OVERVIEW

The Trust during the quarter benefited from the robust supply of new loans (permitting continued full investment), ongoing broad-based price support due to strong demand for floating rate assets, and solid performance by several of the Trust's larger individual holdings. Early in the quarter, the Trust increased its exposure to the healthcare sector to 7.3% of total assets at quarter-end, as several large cap issuers in the medical device sub-sector came to market. We continue to view favorably this component of the healthcare industry due to high barriers to entry and relative stability of cash flows. Conversely, exposure to the cellular industry declined to 5.2% of total assets as Nextel Finance Company, the bellwether issuer in the sector, significantly reduced its loan facility. Following in Nextel's path, several other issuers in the sector also took advantage of robust market conditions to refinance existing debt balances and improve liquidity.

We continue to maintain a high level of diversification of the portfolio, across both issuer and industry lines. As of August 31, 2004, the average individual position accounted for approximately

                              ING Prime Rate Trust

0.23% of the Trust's total assets, while the average amount invested per industry amounted to approximately 2.60% of total assets.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2004, the Trust had $450 million of "Aaa/AAA(2)" rated cumulative auction rate preferred shares outstanding, and $473 million of borrowings outstanding under $525 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 45.69% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

[CHART]

                                INVESTMENT TYPES
                              AS OF AUGUST 31, 2004
                       (AS A PERCENT OF TOTAL INVESTMENTS)

Equities and Other Assets       1.4%
Other Corporate Debt            0.5%
Senior Loans                   98.1%

                 PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

OUTLOOK

Fundamentally, our near-term outlook for the loan asset class remains positive. Investor demand for floating rate loans, already at a level not seen in several years, is expected to remain quite healthy if the Federal Reserve continues on its path of systematically increasing short-term interest rates. Strong demand typically translates into firm loan prices and stable net asset values. Further, at this point, there appears to be little on the immediate horizon that would threaten what is currently viewed as a fairly benign non-investment grade credit environment. We are on watch, however, for increasingly aggressive transaction structures (e.g., second lien and covenant-light loan facilities). Our strategy remains focused on delivering attractive risk-adjusted returns. As in the past, we will continue to forfeit yield in order to maintain credit discipline.

We thank you for your investment in ING Prime Rate Trust.

/s/ Jeffrey A. Bakalar                          /s/ Daniel A. Norman

Jeffrey A. Bakalar                              Daniel A. Norman
SENIOR VICE PRESIDENT                           SENIOR VICE PRESIDENT
SENIOR PORTFOLIO MANAGER                        SENIOR PORTFOLIO MANAGER
ING INVESTMENT MANAGEMENT CO.                   ING INVESTMENT MANAGEMENT CO.

ING Prime Rate Trust
September 27, 2004

----------
(2) Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated `AAA' has extremely strong capacity to meet its financial commitments. `AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

                              ING Prime Rate Trust

                                                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                                        PERIODS ENDED AUGUST 31, 2004
                                                                  ---------------------------------------
                                                                   1 YEAR     3 YEARS   5 YEARS  10 YEARS
                                                                   ------     -------   -------  --------
Based on Net Asset Value (NAV)                                      11.24%     5.42%     3.70%     5.83%
Based on Market Value                                               13.16%     9.00%     4.67%     6.54%
Credit Suisse First Boston Leveraged Loan Index                      7.04%     4.85%     4.82%     5.98%
S&P/LSTA Leveraged Loan Index(a)                                     6.55%     4.78%     4.99%       --

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TRUST'S PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE LOG ON TO www.ingfunds.com OR CALL (800) 992-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND
COMMISSIONS(b),(c),(d)

(a)  Performance since inception for the index is 5.30% from January 1, 1997.
(b) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.
(c) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.
(d) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

INDEX DESCRIPTIONS

The CREDIT SUISSE FIRST BOSTON LEVERAGED LOAN INDEX is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

The S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

                              ING Prime Rate Trust

                         YIELDS AND DISTRIBUTIONS RATES

                                           NET ASSET                       AVERAGE           AVERAGE
                                         VALUE ("NAV")      MARKET        ANNUALIZED        ANNUALIZED
                              PRIME       30-DAY SEC      30-DAY SEC     DISTRIBUTION      DISTRIBUTION
QUARTER ENDED                 RATE         YIELD(A)        YIELD(A)     RATE AT NAV(B)   RATE AT MARKET(B)
-----------------------    ---------   ---------------   ------------  ---------------  ------------------
August 31, 2004               4.50%          6.03%          5.55%           5.74%              5.31%
May 31, 2004                  4.00%          5.83%          5.44%           5.62%              5.17%
February 29, 2004             4.00%          5.56%          5.20%           5.82%              5.35%
November 30, 2003             4.00%          6.51%          6.30%           5.83%              5.68%

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

PRINCIPAL RISK FACTOR(s): This closed-end Fund may invest in below investment grade senior loans. Investment in the Fund involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the senior loans. Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV. The use of leverage for investment purposes increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

INTEREST RATE RISK: Changes in market interest rates will affect the yield on the Fund's Common Shares. If market interest rates fall, the yield on the Fund's Common Shares will also fall. In addition, changes in market interest rates may cause the Fund's NAV to experience moderate volatility because of the lag between changes in market rates and the resetting of the floating rates on assets in the Fund's portfolio. To the extent that market interest rate changes are reflected as a change in the market spreads for loans of the type and quality in which the Fund invests, the value of the Fund's portfolio may decrease in response to an increase in such spreads. Finally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack the resources to meet higher debt service requirements.

                              ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2004 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,971,365,393)                            $   1,982,378,796
Cash                                                                                       14,021,539
Receivables:
   Investment securities sold                                                              14,590,057
   Interest                                                                                 8,694,507
   Other                                                                                       43,088
Prepaid expenses                                                                              211,164
                                                                                    -----------------
     Total assets                                                                       2,019,939,151
                                                                                    -----------------
LIABILITIES:
Notes payable                                                                             473,000,000
Payable for investments purchased                                                          52,877,660
Deferred arrangement fees on senior loans                                                   2,515,587
Dividends payable - preferred shares                                                           84,103
Payable to affiliates                                                                       1,729,692
Accrued trustee fees                                                                           53,414
Other accrued expenses and liabilities                                                      1,852,374
                                                                                    -----------------
     Total liabilities                                                                    532,112,830
                                                                                    -----------------
Preferred shares, $25,000 stated value per share at liquidation
   value (18,000 shares outstanding)                                                      450,000,000
                                                                                    -----------------
NET ASSETS                                                                          $   1,037,826,321
                                                                                    =================
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 140,648,915 shares of beneficial interest
   authorized and outstanding, no par value)                                        $            7.38

NET ASSETS CONSIST OF:
Paid-in capital                                                                     $   1,312,160,474
Undistributed net investment income                                                         7,407,132
Accumulated net realized loss on investments                                             (292,754,688)
Net unrealized appreciation on investments                                                 11,013,403
                                                                                    -----------------
NET ASSETS                                                                          $   1,037,826,321
                                                                                    =================

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest                                                                            $      42,224,437
Arrangement fees earned                                                                     1,097,042
Dividends                                                                                     106,482
Other                                                                                       1,288,723
                                                                                    -----------------
     Total investment income                                                               44,716,684
                                                                                    -----------------
EXPENSES:
Investment management fees                                                                  7,480,440
Administration fees                                                                         2,337,638
Transfer agent and registrar fees                                                             117,621
Interest                                                                                    3,421,322
Shareholder reporting expense                                                                  74,204
Custodian fees                                                                                451,332
Professional fees                                                                             460,774
Preferred Shares - Dividend disbursing agent fees                                             596,059
Pricing expense                                                                                21,412
ICI fees                                                                                       23,213
Postage expense                                                                               112,232
Trustee fees                                                                                   36,600
Miscellaneous expense                                                                         105,679
                                                                                    -----------------
     Total expenses                                                                        15,238,526
                                                                                    -----------------
       Net investment income                                                               29,478,158
                                                                                    -----------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                                          (10,460,747)
Net change in unrealized appreciation or depreciation on investments                       16,183,967
                                                                                    -----------------
     Net realized and unrealized gain on investments                                        5,723,220
                                                                                    -----------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                                                 (2,929,980)
                                                                                    -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      32,271,398
                                                                                    =================

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                       SIX MONTHS
                                                                          ENDED              YEAR ENDED
                                                                        AUGUST 31,          FEBRUARY 29,
                                                                          2004                 2004
                                                                          ----                 ----
FROM OPERATIONS:
Net investment income                                               $      29,478,158    $      64,881,220
Net realized loss on investments                                          (10,460,747)         (45,502,509)
Net change in unrealized appreciation or
   depreciation on investments                                             16,183,967          126,661,233
Distributions to preferred shareholders from net
   investment income                                                       (2,929,980)          (5,199,537)
                                                                    -----------------    -----------------
   Net increase in net assets resulting from operations                    32,271,398          140,840,407
                                                                    -----------------    -----------------
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income                                                (28,802,518)         (57,649,691)
                                                                    -----------------    -----------------
Total Distributions                                                       (28,802,518)         (57,649,691)
                                                                    -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares                                      3,755,812            4,364,604
Sales of shares in connection with shelf offering                          20,276,188              386,779
                                                                    -----------------    -----------------
Net increase from capital share transactions                               24,032,000            4,751,383
                                                                    -----------------    -----------------
Net increase in net assets                                                 27,500,880           87,942,099
                                                                    -----------------    -----------------
NET ASSETS:
Beginning of period                                                     1,010,325,441          922,383,342
                                                                    -----------------    -----------------
End of period (including undistributed net investment
   income of $7,407,132 and $9,661,472, respectively)               $   1,037,826,321    $   1,010,325,441
                                                                    =================    =================
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
   investments income                                                         164,979              612,173
Shares sold in connection with shelf offering                               2,845,665               53,184
                                                                    -----------------    -----------------
   Net increase in shares outstanding                                       3,010,644              665,357
                                                                    =================    =================

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2004 (Unaudited)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                                     $       40,151,066
   Dividends received                                                                               106,482
   Dividends paid to preferred shareholders                                                      (2,913,156)
   Arrangement fee paid                                                                            (618,389)
   Other income received                                                                          1,338,952
   Interest paid                                                                                 (3,421,322)
   Other operating expenses paid                                                                (11,242,187)
   Purchases of securities                                                                   (1,175,160,962)
   Proceeds from sales of securities                                                            920,083,489
                                                                                         ------------------
     Net cash used in operating activities                                                     (231,676,027)
                                                                                         ------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions paid to common shareholders                                                    (25,046,706)
   Proceeds from shelf offerings                                                                 20,276,188
   Net issuance of notes payable                                                                248,000,000
                                                                                         ------------------
     Net cash flows provided by financing activities                                            243,229,482
                                                                                         ------------------
Net increase in cash                                                                             11,553,455
Cash at beginning of period                                                                       2,468,084
                                                                                         ------------------
Cash at end of period                                                                    $       14,021,539
                                                                                         ==================
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
   CASH USED IN OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                     $       32,271,398
                                                                                         ------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Change in unrealized depreciation on securities                                              (16,183,967)
   Net accretion of discounts on securities                                                      (1,118,152)
   Realized loss on sale of securities                                                           10,460,747
   Purchase of securities                                                                    (1,175,160,962)
   Proceeds on sale of securities                                                               920,083,489
   Increase in other assets                                                                          50,229
   Decrease in interest receivable                                                                 (955,219)
   Increase in prepaid expenses                                                                    (173,874)
   Decrease in deferred arrangement fees on senior loans                                         (1,715,431)
   Increase in preferred shareholder dividend payable                                                16,824
   Increase in affiliate payable                                                                    345,274
   Increase in accrued trustee fees                                                                  11,212
   Increase in accrued expenses                                                                     392,405
                                                                                         ------------------
   Total adjustments                                                                           (263,947,425)
                                                                                         ------------------
     Net cash used in operating activities                                               $     (231,676,027)
                                                                                         ==================
NONCASH FINANCING ACTIVITIES
     Reinvestment of dividends                                                           $        3,755,812

                 See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST                                        FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

                                                             SIX MONTHS
                                                                ENDED
                                                              AUGUST 31,          YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                                 2004     ------------------------------------------------------
                                                             (UNAUDITED)     2004      2003       2002       2001        2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period                  $          7.34       6.73      7.20       8.09        8.95        9.24
   Income from investment operations:
   Net investment income                                 $          0.23       0.46      0.50       0.74        0.88        0.79
   Net realized and unrealized gain (loss) on
     investments                                         $          0.04       0.61     (0.47)     (0.89)      (0.78)      (0.30)
   Total from investment operations                      $          0.27       1.07      0.03      (0.15)       0.10        0.49
   Distributions to Common Shareholders from net
     investment income                                   $         (0.21)     (0.42)    (0.45)     (0.63)      (0.86)      (0.78)
   Distribution to Preferred Shareholders                $         (0.02)     (0.04)    (0.05)     (0.11)      (0.06)         --
   Reduction in net asset value from Preferred Shares
     offerings                                           $            --         --        --         --       (0.04)         --
   Net asset value, end of year                          $          7.38       7.34      6.73       7.20        8.09        8.95
   Closing market price at end of period                 $          8.01       7.84      6.46       6.77        8.12        8.25
   Total Investment Return(1)
     Total investment return at closing market price(2)  %          5.03      28.77      2.53      (9.20)       9.10       (5.88)
     Total investment return at net asset value(3)       %          3.36      15.72      0.44      (3.02)       0.19        5.67
RATIOS/SUPPLEMENTAL DATA
   Net assets end of year (000's)                        $     1,037,826  1,010,325   922,383    985,982   1,107,432   1,217,339
   Preferred Shares-Aggregate amount outstanding (000's) $       450,000    450,000   450,000    450,000     450,000          --
   Liquidation and market value per share of Preferred
     Shares                                              $        25,000     25,000    25,000     25,000      25,000          --
   Borrowings at end of year (000's)                     $       473,000    225,000   167,000    282,000     510,000     484,000
   Asset coverage per $1,000 of debt(4)                  $         2,120      2,500     2,500      2,350       2,150       3,520
   Average borrowings (000's)                            $       387,448    143,194   190,671    365,126     450,197     524,019
RATIOS TO AVERAGE NET ASSETS INCLUDING PREFERRED
   SHARES(5)
   Expenses (before interest and other fees related to
     revolving credit facility)(6)                       %          1.61       1.45      1.49       1.57        1.62          --
   Expenses(6)                                           %          2.06       1.65      1.81       2.54        3.97          --
   Net investment income(6)                              %          2.01       4.57      4.97       6.83        9.28          --
RATIOS TO AVERAGE NET ASSETS PLUS BORROWINGS
   Expenses (before interest and other fees related to
     revolving credit facility)(6)                       %          1.67       1.84      1.82       1.66        1.31        1.00(7)
   Expenses(6)                                           %          2.16       2.09      2.23       2.70        3.21        2.79(7)
   Net investment income(6)                              %          4.17       5.82      6.10       7.24        7.50        6.12
RATIOS TO AVERAGE NET ASSETS
   Expenses (before interest and other fees related to
     revolving credit facility)(6)                       %          2.30       2.11      2.19       2.25        1.81        1.43(7)
   Expenses(6)                                           %          2.98       2.40      2.68       3.64        4.45        4.00(7)
   Net investment income(6)                              %          5.75       6.68      7.33       9.79       10.39        8.77
   Portfolio turnover rate                               %            50         87        48         53          46          71
   Common shares outstanding at end of period (000's)            140,649    137,638   136,973    136,973     136,847     136,036

(1)  Total investment return calculations are attributable to common shares.
(2) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.
(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.
(4) Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(5) Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.
(6)  Annualized for periods less than one year.
(7)  Calculated on total expenses before impact on earnings credits.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the "`33 Act"), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

     The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2004, 98.4% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") or ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) ("ING IM" the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation and Proxy Voting Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects;

                              ING Prime Rate Trust

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans;
     (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees received, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D. DISTRIBUTIONS TO COMMON SHAREHOLDERS. The Trust declares dividends monthly for net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

                              ING Prime Rate Trust

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. DIVIDEND REINVESTMENTS. Pursuant to the Trust's Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the net asset value per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or
     (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

G. SHARE OFFERINGS. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 -- INVESTMENTS

For the six months ended August 31, 2004, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $1,217,889,982 and $934,673,546, respectively. At August 31, 2004, the
Trust held senior loans valued at $1,945,548,616 representing 98.1% of its total investments. The market value of these assets is established as set forth in
Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the `33 Act, or without an exemption under the `33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

                              ING Prime Rate Trust

NOTE 3 -- INVESTMENTS (CONTINUED)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                                  DATE OF             COST OR
                                                                                ACQUISITION        ASSIGNED BASIS
                                                                                -----------        --------------
Acterna, LLC -- Common Shares                                                     11/24/03         $   1,090,731
Acterna, Inc. -- Contingent Right                                                 11/24/03                    --
Allied Digital Technologies Corporation -- Residual Interest in
Bankruptcy Estate                                                                 06/05/02               186,961
AM Cosmetics Corporation -- Liquidation Interest                                  03/07/03                    50
Block Vision Holdings Corporation -- Common Shares                                09/30/02                    --
Boston Chicken, Inc. -- Residual Interest in Boston Chicken Plan Trust            12/26/00             6,728,959
Cedar Chemical -- Liquidation Interest                                            12/31/02                    --
Covenant Care, Inc. -- Warrants                                                   12/22/95                    --
Covenant Care, Inc. -- Warrants                                                   01/18/02                    --
Decision One Corporation -- Common Shares                                         06/16/00                    --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate            10/02/02                    15
Enginen Realty -- Common Shares                                                   11/24/03                    --
Enterprise Profit Solutions -- Liquidation Interest                               10/21/02                    --
Euro United Corporation -- Residual Interest in Bankruptcy Estate                 06/21/02             2,335,366
Exide Technologies -- Warrants                                                    11/30/01                    --
Galey & Lord -- Common Shares                                                     03/31/04                    --
Gate Gourment Borrower, LLC -- Common Shares                                      12/04/03                    --
Gemini Leasing, Inc. -- Common Shares                                             01/08/04                    --
Grand Union Company -- Residual Interest in Bankruptcy Estate                     07/01/02                 2,576
Holmes Group -- Common Shares                                                     05/26/04                    --
Humphreys, Inc. -- Residual Interest in Bankruptcy Estate                         05/15/02                   100
Imperial Home Decor Group, Inc. -- Common Shares                                  05/02/01             1,654,378
Imperial Home Decor Group, Inc. -- Liquidation Interest                           01/22/04                    --
Insilco Technologies -- Residual Interest in Bankruptcy Estate                    05/02/03                21,140
Intera Group, Inc. -- Common Shares                                               11/29/02                    --
IT Group, Inc. -- Residual Interest in Bankruptcy Estate                          09/12/03               117,878
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                             06/05/02               147,443
Lincoln Paper And Tissue, LLC -- Residual Interest in Bankruptcy Estate           06/08/04                    --
Malden Mills Industries, Inc. -- Common Shares                                    11/04/03                    --
Malden Mills Industries, Inc. -- Preferred Shares                                 11/04/03                    --
Morris Material Handling, Inc. -- Common Shares                                   10/09/01             3,009,059
MP Holdings, Inc. -- Common Shares                                                04/16/01                     6
Murray's Discount Auto Stores, Inc. -- Escrow                                     08/11/03               510,279
Neoplan USA Corporation -- Common Shares                                          08/29/03                    --
Neoplan USA Corporation -- Series B Preferred Shares                              08/29/03                    --
Neoplan USA Corporation -- Series C Preferred Shares                              08/29/03               428,603
Neoplan USA Corporation -- Series D Preferred Shares                              08/29/03             3,524,300
New Piper Aircraft -- Residual Interest in Litigation Proceeds                    07/02/03                    --
New World Restaurant Group, Inc. -- Warrants                                      09/27/01                    40
Norwood Promotional Products, Inc. -- Common Shares                               08/23/04                32,939
Safelite Glass Corporation -- Common Shares                                       10/17/00                    --
Safelite Realty -- Common Shares                                                  10/17/00                    --
Scientific Games Corporation -- Common Shares                                     10/30/03               554,457
Soho Publishing -- Common Shares                                                  01/10/02                   133
Stellex Aerostructures, Inc. -- Common Shares                                     10/17/01               275,767
Targus Group, Inc. -- Common Shares                                               03/11/03                    --
Tartan Textile Services, Inc. -- Series D Preferred Shares                        07/16/01             2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Shares                        07/16/01             2,333,852
Telinget, Inc. -- Common Shares                                                   09/18/02                    --
Tembec, Inc. -- Common Shares                                                     01/08/02             1,442,942
Transtar Metals -- Residual Interest in Bankruptcy Estate                         01/09/03                80,459
TSR Wireless, LLC -- Residual Interest in Bankruptcy Estate                       10/15/02                    --
U.S. Aggregates -- Residual Interest in Bankruptcy Estate                         04/07/03                    --
U.S. Office Products Company -- Residual Interest in Bankruptcy Estate            02/11/04                    --
                                                                                                   -------------
TOTAL RESTRICTED SECURITIES EXCLUDING SENIOR LOANS (MARKET VALUE OF
   $25,445,720 WAS 2.5% OF NET ASSETS AT AUGUST 31, 2004)                                          $  26,706,088
                                                                                                   =============

                              ING Prime Rate Trust

NOTE 4 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Fund Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of this Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, a wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2004, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

             ACCRUED INVESTMENT              ACCRUED
               MANAGEMENT FEES         ADMINISTRATIVE FEES             TOTAL
             ------------------        -------------------             -----
               $  1,317,860                $  411,832              $  1,729,692

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 -- COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 25, 2005 and a $435 million 364-day revolving securitization facility which matures on June 13, 2005, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2004, was $473 million. Weighted average interest rate on outstanding borrowings was 1.99%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 23.42% of total assets at August 31, 2004. Average borrowings for the six months ended August 31, 2004 were $387,448,370 and the average annualized interest rate was 1.93% excluding other fees related to the unused portion of the facilities, and other fees.

                              ING Prime Rate Trust

NOTE 6 -- COMMITMENTS (CONTINUED)

As of August 31, 2004, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Allied Waste North America, Inc.         $  1,440,650
Apria Healthcare Group, Inc.                2,000,000
Baker & Taylor, Inc.                          525,000
Block Vision Holdings Corporation             118,771
Cincinnati Bell, Inc.                       2,918,429
Entravision Communications Corporation        750,000
Envirosolutions, Inc.                       1,363,636
Federal-Mogul Corporation                     437,903
Geo Specialty Chemicals, Inc.                 670,000
Green Valley Ranch Gaming, LLC                800,000
IESI Corporation                            1,055,625
Innophos, Inc.                                286,364
Neoplan USA Corporation                       427,500
Nutrasweet Acquisition Company           $    472,250
Outsourcing Solutions, Inc.                    63,692
Peabody Energy Corporation                  2,500,000
Pinnacle Entertainment                        778,812
Ply Gem Industries                            991,883
Primedia Inc.                               4,714,105
Saguaro Utility Group                       4,500,000
SBA Senior Finance, Inc.                      780,769
Six Flags Theme Parks, Inc.                 3,000,000
United Defense Industries, Inc.             3,000,000
United Industries Corporation               1,796,923
Venetian Casino Resorts, LLC                1,363,636
                                         ------------
                                         $ 36,755,948
                                         ============

NOTE 7 -- RIGHTS AND OTHER OFFERINGS

As of August 31, 2004, outstanding share offerings pursuant to shelf registrations were as follows:

               REGISTRATION                   SHARES                  SHARES
                   DATE                     REGISTERED               REMAINING
               ------------                 ----------               ---------
                  9/15/98                   25,000,000              19,055,149

                  3/04/99                    5,000,000               3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 8 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the six months ended August 31, 2004.

NOTE 9 -- SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of August 31, 2004, the Trust held 0.48% of its total assets in subordinated loans and unsecured loans.

                              ING Prime Rate Trust

NOTE 10 -- FEDERAL INCOME TAXES

Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

           SIX MONTHS ENDED AUGUST 31, 2004               YEAR ENDED FEBRUARY 29, 2004
           --------------------------------               ----------------------------
                    ORDINARY INCOME                              ORDINARY INCOME
                    ---------------                              ---------------
                     $  31,732,499                                $  62,849,228

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2004 were as follows:

                        UNDISTRIBUTED                        POST-OCTOBER
     UNDISTRIBUTED        LONG-TERM        UNREALIZED       CAPITAL LOSSES      CAPITAL LOSS     EXPIRATION
    ORDINARY INCOME     CAPITAL GAINS     DEPRECIATION         DEFERRED         CARRYFORWARDS       DATES
    ---------------     -------------     ------------         --------         -------------       -----
     $   8,429,077      $          --     $ (6,655,665)      $ (15,388,435)   $  (12,542,170)        2006
                                                                                 (10,485,033)        2007
                                                                                 (38,118,850)        2008
                                                                                    (847,193)        2009
                                                                                 (47,376,376)        2010
                                                                                 (97,064,717)        2011
                                                                                 (57,686,392)        2012
                                                                              --------------
                                                                              $ (264,120,731)
                                                                              ==============

NOTE 11 -- SUBSEQUENT EVENTS

Subsequent to August 31, 2004, the Trust paid to Common Shareholders the following dividends from net investment income:

                PER SHARE AMOUNT          DECLARATION DATE           RECORD DATE       PAYABLE DATE
                ----------------          ----------------           -----------       ------------
                   $  0.036                    8/31/04                 9/10/04            9/22/04

Subsequent to August 31, 2004, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                     TOTAL
    PREFERRED      PER SHARE            AUCTION                    RECORD                     PAYABLE
     SHARES          AMOUNT              DATES                     DATES                       DATES
     ------          ------              -----                     -----                       -----
    Series M        $ 52.60      09/03/04 to 10/08/04       09/13/04 to 10/18/04       09/15/04 to 10/19/04
    Series T        $ 52.69      09/07/04 to 10/12/04       09/14/04 to 10/19/04       09/09/04 to 10/20/04
    Series W        $ 50.94      09/01/04 to 10/06/04       09/08/04 to 10/13/04       09/10/04 to 10/14/04
    Series Th       $ 52.48      09/02/04 to 10/07/04       09/09/04 to 10/14/04       09/14/04 to 10/15/04
    Series F        $ 50.84      09/03/04 to 10/08/04       09/10/04 to 10/15/04       09/14/04 to 10/18/04

                              ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

SENIOR LOANS*: 187.5%                                                           BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 1.8%
                             ALLIANT TECHSYSTEMS, INC.                         Ba2       BB
$        1,995,000           Term Loan, maturing March 31, 2011                                  $     2,016,197
                             ARINC, INC.                                       Ba3       BB
           997,500           Term Loan, maturing March 10, 2011                                        1,012,463
                             CERADYNE, INC.                                    Ba3       BB-
         2,500,000           Term Loan, maturing August 18, 2011                                       2,525,000
                             STANDARD AERO HOLDINGS, INC.                      B2        B+
         4,500,000           Term Loan, maturing August 20, 2012                                       4,553,438
                             TRANSDIGM, INC.                                   B1        B+
         1,990,013           Term Loan, maturing July 22, 2010                                         2,020,486
                             UNITED DEFENSE INDUSTRIES, INC.                   Ba2       BB
         6,054,771           Term Loan, maturing August 13, 2009                                       6,112,163
                                                                                                 ---------------
                                                                                                      18,239,747
                                                                                                 ---------------
AUTOMOBILE: 10.9%
                             AFTERMARKET TECHNOLOGY CORPORATION                Ba3       BB-
           956,171           Term Loan, maturing February 08, 2008                                       959,671
         1,314,797           Term Loan, maturing February 08, 2008                                     1,324,658
                             CCC INFORMATION SERVICES, INC.                    B1        B+
         3,000,000           Term Loan, maturing August 20, 2010                                       3,022,500
                             COLLINS & AIKMAN PRODUCTS                         B1        B+
         1,229,416           Term Loan, maturing December 31, 2005                                     1,231,721
                             DAYCO PRODUCTS, LLC                               B1        BB-
         6,500,000           Term Loan, maturing June 23, 2011                                         6,607,660
                             DURA OPERATING CORPORATION                        Ba3       BB
         3,136,000           Term Loan, maturing December 31, 2008                                     3,162,462
                        (2)  FEDERAL-MOGUL CORPORATION                         Ca        NR
         8,502,361           Revolver, maturing February 24, 2004                                      7,912,510
         4,583,621           Term Loan, maturing February 24, 2004                                     4,279,956
         7,975,500           Term Loan, maturing February 24, 2005                                     7,454,604
                             GOODYEAR TIRE & RUBBER COMPANY                    B1        BB
         5,500,000           Term Loan, maturing March 31, 2006                                        5,584,222
                             GOODYEAR TIRE & RUBBER COMPANY                    B2         B
         1,500,000           Term Loan, maturing March 31, 2006                                        1,519,688
                             GRAND VEHICLE WORKS HOLDINGS CORPORATION          B2        B+
         3,000,000           Term Loan, maturing July 31, 2010                                         2,990,625
                             GUILFORD MILLS, INC.                              B2        B+
         2,739,130           Term Loan, maturing May 31, 2010                                          2,698,043
                             HLI OPERATING COMPANY, INC.                       Ba3       BB-
         4,772,222           Term Loan, maturing June 03, 2009                                         4,870,649
                             JL FRENCH AUTOMOTIVE CASTINGS                     B3         B
         3,500,000           Term Loan, maturing July 31, 2011                                         3,530,625
                             JL FRENCH AUTOMOTIVE CASTINGS                    Caa1      CCC+
         1,500,000           Term Loan, maturing July 31, 2012                                         1,501,875
                             KEY AUTOMOTIVE GROUP                              B1       BB-
         1,500,000           Term Loan, maturing June 29, 2010                                         1,518,750
                             KEYSTONE AUTOMOTIVE INDUSTRIES, INC.              B1        B+
         1,428,261           Term Loan, maturing October 30, 2009                                      1,447,230

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
AUTOMOBILE: (CONTINUED)
                             MERIDIAN AUTOMOTIVE SYSTEMS, INC.                  B2       B+
$        2,995,000           Term Loan, maturing April 28, 2010                                  $     2,955,068
                             METALDYNE COMPANY, LLC                             B2       BB-
         4,397,435           Term Loan, maturing December 31, 2009                                     4,409,343
                             PLASTECH, INC.                                    Ba3       BB-
         1,979,310           Term Loan, maturing February 12, 2010                                     2,009,000
                             RJ TOWER CORPORATION                               B1       B+
         6,000,000           Term Loan, maturing May 21, 2009                                          6,011,250
                             SAFELITE GLASS CORPORATION                         B3       B+
         6,729,690           Term Loan, maturing September 30, 2007                                    6,325,909
        10,823,607           Term Loan, maturing September 30, 2007                                   10,174,190
                             TENNECO AUTOMOTIVE, INC.                           B1       B+
         2,059,650           Term Loan, maturing December 12, 2010                                     2,098,268
                             TRANSPORTATION TECHNOLOGIES INDUSTRIES, INC.       B2        B
         2,493,750           Term Loan, maturing March 14, 2009                                        2,514,530
                             TRW AUTOMOTIVE ACQUISITIONS CORPORATION           Ba2       BB+
         1,600,000           Term Loan, maturing February 28, 2009                                     1,617,166
         9,888,261           Term Loan, maturing February 28, 2011                                    10,067,486
                             UNITED COMPONENTS, INC.                            B1       BB-
         2,998,333           Term Loan, maturing June 30, 2010                                         3,041,434
                                                                                                 ---------------
                                                                                                     112,841,093
                                                                                                 ---------------
BANKING: 0.1%
                             OUTSOURCING SOLUTIONS, INC.                        NR       NR
             2,978           Revolver, maturing December 09, 2008                                          2,918
         1,426,801           Term Loan, maturing December 09, 2008                                     1,419,667
                                                                                                 ---------------
                                                                                                       1,422,585
                                                                                                 ---------------
BEVERAGE, FOOD AND TOBACCO: 5.3%
                             B & G FOODS, INC.                                  B1        B
         1,488,750           Term Loan, maturing August 31, 2009                                       1,497,434
                             BIRDS EYE FOODS, INC.                              B1       B+
         6,549,838           Term Loan, maturing June 30, 2008                                         6,639,898
                             COMMONWEALTH BRANDS, INC.                         Ba3       BB-
         5,296,417           Term Loan, maturing August 28, 2007                                       5,359,312
                             CONSTELLATION BRANDS, INC.                        Ba1       BB
         5,250,000           Term Loan, maturing November 30, 2008                                     5,278,712
                             DEL MONTE CORPORATION                             Ba3       BB-
         3,187,850           Term Loan, maturing December 20, 2010                                     3,239,155
                             DR. PEPPER BOTTLING COMPANY OF TEXAS               B1       BB-
         3,760,822           Term Loan, maturing December 19, 2010                                     3,803,718
                             DS WATERS ENTERPRISES, L.P.                        B3       B+
         2,437,500           Term Loan, maturing November 07, 2009                                     2,326,289
                             GOLDEN STATE FOODS CORPORATION                     B1       B+
         3,990,000           Term Loan, maturing February 28, 2011                                     4,042,369
                             INTERSTATE BRANDS CORPORATION                      B2      CCC+
         2,447,157           Term Loan, maturing July 19, 2007                                         2,281,974
                             KEYSTONE FOODS HOLDINGS, LLC                      Ba3       B+
         4,500,000           Term Loan, maturing June 16, 2011                                         4,539,375
                             MAFCO WORLDWIDE CORPORATION                        B1        B
           843,929           Term Loan, maturing March 31, 2006                                          835,490

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                               BANK LOAN
                                                                                RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO: (CONTINUED)
                             MICHAEL FOODS, INC.                                B1       B+
$        3,970,000           Term Loan, maturing November 21, 2010                               $     4,031,412
                             PIERRE FOODS, INC.                                 B1       B+
         5,000,000           Term Loan, maturing June 30, 2010                                         5,040,625
                             PINNACLE FOODS CORPORATION                         B1       BB-
         2,992,500           Term Loan, maturing November 25, 2010                                     3,029,906
                             SOUTHERN WINE & SPIRITS OF AMERICA, INC.          Ba3       BB+
         2,952,486           Term Loan, maturing July 02, 2008                                         2,988,471
                                                                                                 ---------------
                                                                                                      54,934,140
                                                                                                 ---------------
BUILDINGS AND REAL ESTATE: 5.9%
                             ASSOCIATED MATERIALS, INC.                        Ba3       B+
         1,473,684           Term Loan, maturing August 02, 2010                                       1,493,333
                             ATRIUM COMPANIES, INC.                             B1       B+
         2,985,000           Term Loan, maturing December 10, 2008                                     3,021,068
                             BUILDERS FIRSTSOURCE, INC.                         B1       B+
         3,990,000           Term Loan, maturing February 25, 2010                                     4,024,912
                             BUILDING MATERIALS HOLDING CORPORATION            Ba2       BB-
         1,980,000           Term Loan, maturing August 21, 2010                                       1,987,425
                             CRESCENT REAL ESTATE EQUITIES, L.P.                B1       BB+
         2,876,806           Term Loan, maturing January 12, 2006                                      2,910,071
                             DMB NEWCO, LLC                                     NR       NR
         7,443,993           Term Loan, maturing February 28, 2009                                     7,462,603
                             GGPLP, LLC                                        Ba1      BBB-
         6,472,265           Term Loan, maturing April 16, 2006                                        6,512,716
        15,101,952           Term Loan, maturing April 16, 2006                                       15,196,338
                             NCI BUILDING SYSTEMS, INC.                        Ba2       BB
         1,500,000           Term Loan, maturing September 15, 2008                                    1,519,220
                             NORTEK, INC.                                       B1       B+
         6,000,000           Term Loan, maturing August 25, 2011                                       6,066,750
                             PLY GEM INDUSTRIES                                 B1       B+
           258,117           Revolver, maturing February 12, 2009                                        252,632
           748,125           Term Loan, maturing March 15, 2010                                          751,165
         1,500,000           Term Loan, maturing February 12, 2011                                     1,510,782
         4,239,375           Term Loan, maturing October 01, 2011                                      4,256,600
                             ST. MARYS CEMENT, INC.                             B1       BB-
         2,985,000           Term Loan, maturing December 04, 2009                                     3,011,119
                             WERNER HOLDINGS COMPANY, INC.                      B1        B
           916,667           Term Loan, maturing June 11, 2009                                           895,326
                                                                                                 ---------------
                                                                                                      60,872,060
                                                                                                 ---------------
CABLE TELEVISION: 17.8%
                        (2)  ADELPHIA COMMUNICATIONS CORPORATION                NR       BBB
         2,956,684           Debtor In Possession Term Loan,
                             maturing March 31, 2005                                                   2,970,852
                             ATLANTIC BROADBAND FINANCE, LLC                    B2        B
         2,000,000           Term Loan, maturing September 01, 2011                                    2,027,500
                             BRAGG COMMUNICATIONS, INC.
         2,500,000           Term Loan, maturing August 31, 2011                                       2,525,000
                             BRESNAN COMMUNICATIONS, LLC                        B1       BB-
         5,000,000           Term Loan, maturing December 31, 2007                                     5,073,440

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CABLE TELEVISION: (CONTINUED)
                             CEBRIDGE CONNECTIONS, INC.                        NR         NR
$        4,488,750           Term Loan, maturing February 04, 2009                               $     4,365,309
         1,496,250           Term Loan, maturing February 23, 2009                                     1,502,796
                        (2)  CENTURY CABLE HOLDINGS, LLC                      Caa1        NR
         1,230,000           Revolver, maturing March 31, 2009                                         1,186,950
        19,357,940           Term Loan, maturing June 30, 2009                                        18,913,753
         5,500,000           Term Loan, maturing December 31, 2009                                     5,363,644
                             CHARTER COMMUNICATIONS OPERATING, LLC             B2         B
         7,000,000           Term Loan, maturing April 27, 2010                                        6,837,964
        50,000,000           Term Loan, maturing April 27, 2011                                       49,411,452
                        (2)  HILTON HEAD COMMUNICATIONS, L.P.                 Caa1       NR
         7,000,000           Revolver, maturing September 30, 2007                                     6,739,250
         6,500,000           Term Loan, maturing March 31, 2008                                        6,283,875
                             INSIGHT MIDWEST HOLDINGS, LLC                     Ba3       BB+
         1,880,000           Term Loan, maturing June 30, 2009                                         1,881,645
         1,990,000           Term Loan, maturing December 31, 2009                                     2,021,249
        16,417,500           Term Loan, maturing December 31, 2009                                    16,675,304
                             MEDIACOM COMMUNICATIONS CORPORATION               Ba3       BB+
        16,000,000           Term Loan, maturing September 30, 2010                                   16,123,744
                        (2)  OLYMPUS CABLE HOLDINGS, LLC                       B2         NR
         5,000,000           Term Loan, maturing June 30, 2010                                         4,855,355
        21,000,000           Term Loan, maturing September 30, 2010                                   20,527,500
                             PERSONA COMMUNICATION, INC.                       B2        B+
         3,500,000           Term Loan, maturing May 31, 2011                                          3,533,908
                                                                                                 ---------------
                                                                                                     178,820,490
                                                                                                 ---------------
CARGO TRANSPORT: 3.3%
                        (2)  AMERICAN COMMERCIAL LINES, LLC                   Caa1        D
           565,187           Debtor In Possession Term Loan,
                             maturing December 31, 2004                                                  564,127
                             ATLANTIC EXPRESS TRANSPORT                        B3         B
         6,000,000           Floating Rate Note, maturing April 15, 2008                               5,820,000
                             BAKER TANKS, INC.                                 B1         B+
           971,000           Term Loan, maturing January 30, 2011                                        979,193
                             GEMINI LEASING, INC.                              NR         NR
         1,942,090           Term Loan, maturing December 31, 2011                                     1,553,672
                             HELM HOLDING CORPORATION                          B2         B+
         3,500,000           Term Loan, maturing July 02, 2010                                         3,545,210
                             HORIZON LINES, LLC                                B2         B+
         2,500,000           Term Loan, maturing July 04, 2011                                         2,542,708
                             NEOPLAN USA CORPORATION                           NR         NR
         1,822,500           Revolver, maturing June 30, 2006                                          1,822,500
         5,387,690           Term Loan, maturing June 30, 2006                                         5,387,690
                             PACER INTERNATIONAL, INC.                         B1        BB-
         2,105,882           Term Loan, maturing June 10, 2010                                         2,136,154
                             TEREX CORPORATION                                 B1        BB-
           945,013           Term Loan, maturing July 03, 2009                                           958,007
         1,312,266           Term Loan, maturing December 31, 2009                                     1,332,361

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                               BANK LOAN
                                                                                RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT: (CONTINUED)
                             TRANSPORT INDUSTRIES, L.P.                        B2        B+
$        3,000,000           Term Loan, maturing June 13, 2010                                   $     3,005,625
                             UNITED STATES SHIPPING, LLC                       Ba2       BB
         3,424,383           Term Loan, maturing April 14, 2010                                        3,460,766
                             YELLOW ROADWAY CORPORATION                       Baa3       BBB
           584,416           Term Loan, maturing June 11, 2008                                           589,713
                                                                                                 ---------------
                                                                                                      33,697,726
                                                                                                 ---------------
CELLULAR: 10.1%
                             AIRGATE PCS, INC.                                 B2       CCC+
           673,945           Term Loan, maturing June 06, 2007                                           672,260
         9,664,033           Term Loan, maturing September 30, 2008                                    9,639,873
                             CELLULAR SOUTH, INC.                              Ba3       B+
         2,000,000           Term Loan, maturing May 04, 2011                                          2,025,000
                             CENTENNIAL CELLULAR OPERATING COMPANY             B2        B-
        10,947,494           Term Loan, maturing February 09, 2011                                    10,985,985
                             DOBSON CELLULAR SYSTEMS, INC.                     B1        B-
         4,955,044           Term Loan, maturing March 31, 2010                                        4,953,186
                             INDEPENDENT WIRELESS ONE CORPORATION             Caa1       NR
         3,250,538           Term Loan, maturing December 20, 2007                                     3,144,896
        10,912,873           Term Loan, maturing June 20, 2008                                        10,558,205
                             MICROCELL SOLUTIONS, INC.                         B3        B-
         6,912,500           Term Loan, maturing March 17, 2011                                        6,949,945
                             MICROCELL SOLUTIONS, INC.                        Caa2      CCC-
           997,500           Term Loan, maturing February 15, 2011                                     1,022,438
                             NEXTEL FINANCE COMPANY                            Ba1       BBB
        28,859,987           Term Loan, maturing December 15, 2010                                    29,044,805
                             NEXTEL PARTNERS OPERATING CORPORATION             B1        B+
         8,000,000           Term Loan, maturing May 31, 2011                                          8,113,000
                             RURAL CELLULAR CORPORATION                        B2        B-
         2,500,000           Floating Rate Note, maturing March 15, 2010                               2,537,500
                             WESTERN WIRELESS CORPORATION                      B2        B-
        15,000,000           Term Loan, maturing May 31, 2011                                         15,227,685
                                                                                                 ---------------
                                                                                                     104,874,778
                                                                                                 ---------------
CHEMICALS, PLASTICS AND RUBBER: 10.5%
                             ACADIA ELASTOMERS CORPORATION                     NR        NR
         8,430,657           Term Loan, maturing March 31, 2004                                        8,009,124
                             BRENNTAG, AG                                      B1        BB-
         4,000,000           Term Loan, maturing December 09, 2011                                     4,052,500
                             CP KELCO APS                                      B3         B
         2,190,168           Term Loan, maturing March 31, 2008                                        2,202,943
           718,760           Term Loan, maturing September 30, 2008                                      722,354
                             FMC CORPORATION                                   Ba1      BBB-
         3,877,824           Term Loan, maturing December 22, 2007                                     3,923,268
                        (2)  GEO SPECIALTY CHEMICALS, INC.                    Caa1       NR
         1,740,101           Term Loan, maturing December 31, 2007                                     1,668,322
                             HERCULES, INC.                                    Ba1       BB
         9,301,688           Term Loan, maturing October 08, 2010                                      9,380,176
                             HUNTSMAN INTERNATIONAL, LLC                       B1         B
        18,500,000           Term Loan, maturing December 31, 2010                                    18,777,500

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER: (CONTINUED)
                             HUNTSMAN, LLC                                      B2        B
$        7,372,482           Term Loan, maturing March 31, 2007                                  $     7,410,664
         1,165,620           Term Loan, maturing March 31, 2007                                        1,171,657
                             INNOPHOS, INC.                                     B1        B+
         1,213,636           Term Loan, maturing August 13, 2010                                       1,223,497
                             JOHNSONDIVERSEY, INC.                             Ba3       BB-
         3,094,700           Term Loan, maturing November 03, 2009                                     3,147,697
                             KRATON POLYMERS                                    B1       BB-
         2,942,502           Term Loan, maturing December 23, 2010                                     2,946,180
                             NALCO COMPANY                                      B1       BB-
        15,606,138           Term Loan, maturing November 04, 2010                                    15,863,920
                             NUTRASWEET ACQUISITION CORPORATION                Ba3        NR
           243,787           Term Loan, maturing May 24, 2005                                            232,817
           207,979           Term Loan, maturing June 30, 2006                                           208,499
         2,852,564           Term Loan, maturing May 25, 2009                                          2,824,038
                             POLYPORE, INC.                                     B1        B+
        10,000,000           Term Loan, maturing November 12, 2011                                    10,081,250
                             RIPPLEWOOD HOLDINGS, LLC                           NR        B+
         2,750,000           Term Loan, maturing June 21, 2011                                         2,777,500
                             ROCKWOOD SPECIALTIES GROUP, INC.                   B1        B+
        12,000,000           Term Loan, maturing July 30, 2012                                        12,099,648
                                                                                                 ---------------
                                                                                                     108,723,554
                                                                                                 ---------------
CONTAINERS, PACKAGING AND GLASS: 8.7%
                             APPLETON PAPERS, INC.                             Ba3        BB
         1,500,000           Term Loan, maturing June 11, 2010                                         1,517,813
                             BERRY PLASTICS CORPORATION                         B1        B+
         3,834,944           Term Loan, maturing June 30, 2010                                         3,884,480
                             BWAY CORPORATION                                   B1        B+
         1,500,000           Term Loan, maturing June 30, 2011                                         1,522,500
                             CROWN CORK & SEAL COMPANY, INC.                   Ba3       BB-
         3,325,000           Term Loan, maturing September 15, 2008                                    3,330,197
                             GRAPHIC PACKAGING INTERNATIONAL, INC.              B1        B+
         9,850,000           Term Loan, maturing August 09, 2010                                       9,997,750
                             GREIF BROS. CORPORATION                           Ba3        BB
         2,142,250           Term Loan, maturing August 23, 2009                                       2,167,421
                             INTERTAPE POLYMER GROUP                           Ba3        B+
         2,750,000           Term Loan, maturing July 28, 2011                                         2,780,938
                             JEFFERSON SMURFIT CORPORATION                      B1        B+
         1,647,273           Term Loan, maturing March 31, 2007                                        1,661,430
                             KERR GROUP, INC.                                   B1       BB-
         2,178,547           Term Loan, maturing August 13, 2010                                       2,200,605
                             KOCH CELLULOSE                                     B1        BB
         1,808,148           Term Loan, maturing May 07, 2011                                          1,825,099
                             LINCOLN PAPER AND TISSUE, LLC                      NR        NR
           117,581           Term Loan, maturing November 28, 2005                                       117,581
         6,700,000           Term Loan, maturing May 01, 2009                                          6,700,000
         1,800,000           Term Loan, maturing May 01, 2009                                          1,800,000
        12,239,568      (3)  Term Loan, maturing August 28, 2009                                       2,921,418

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS: (CONTINUED)
                             OWENS-ILLINOIS GROUP, INC.                        B1        BB-
$        7,000,000           Term Loan, maturing April 01, 2008                                  $     7,011,669
        12,000,000           Term Loan, maturing April 01, 2008                                       12,186,251
                             SILGAN HOLDINGS, INC.                             Ba3        BB
         5,929,950           Term Loan, maturing November 30, 2008                                     5,992,031
                             SMURFIT-STONE CONTAINER CANADA, INC.              B1         B+
         1,198,030           Term Loan, maturing June 30, 2009                                         1,211,508
                             SOLO CUP, INC.                                    B1         B+
         9,452,500           Term Loan, maturing February 27, 2011                                     9,560,807
                             STONE CONTAINER CORPORATION                       B1         B+
         9,113,533           Term Loan, maturing June 30, 2009                                         9,198,972
                             TEKNI-PLEX, INC.                                  B1         B+
           253,054           Term Loan, maturing June 21, 2008                                           254,636
                             U.S. CAN COMPANY                                  B2         B
         2,493,750           Term Loan, maturing June 21, 2011                                         2,499,984
                                                                                                 ---------------
                                                                                                      90,343,090
                                                                                                 ---------------
DATA AND INTERNET SERVICES: 0.3%
                             MCLEODUSA, INC.                                  Caa2        NR
         1,316,118           Term Loan, maturing May 30, 2008                                            617,259
                             MITCHELL INTERNATIONAL, INC.                      B1         B+
         2,500,000           Term Loan, maturing August 15, 2011                                       2,518,750
                                                                                                 ---------------
                                                                                                       3,136,009
                                                                                                 ---------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING: 4.2%
                             AXIA, INC.                                        B2         B
         1,916,667           Term Loan, maturing November 30, 2010                                     1,939,427
                             BRAND SERVICES, INC.                              B1         B
         3,173,490           Term Loan, maturing October 16, 2009                                      3,199,275
                             CINRAM INTERNATIONAL, INC.                        Ba3        BB
         3,000,000           Term Loan, maturing September 30, 2009                                    3,008,907
                             DRESSER, INC.                                     Ba3       BB-
         2,941,579           Term Loan, maturing April 10, 2009                                        2,986,162
                             FLOWSERVE CORPORATION                             Ba3       BB-
         1,062,588           Term Loan, maturing June 30, 2006                                         1,071,443
         3,270,900           Term Loan, maturing June 30, 2009                                         3,315,875
                             ITRON, INC.                                       Ba3       BB-
         1,000,000           Term Loan, maturing June 28, 2011                                         1,010,000
                             MUELLER GROUP, INC.                               B2         B+
         9,449,541           Term Loan, maturing April 23, 2011                                        9,496,788
                             NORCROSS SAFETY PRODUCTS, LLC                     B1         B+
           945,913           Term Loan, maturing March 20, 2009                                          953,895
                             RLC INDUSTRIES COMPANY                            B1        BB+
         2,980,000           Term Loan, maturing February 26, 2010                                     3,009,800
                             ROPER INDUSTRIES, INC.                            Ba2       BB+
         3,266,250           Term Loan, maturing December 29, 2008                                     3,315,244
                             SENSUS METERING SYSTEMS, INC.                     B2         B+
         1,713,043           Term Loan, maturing December 17, 2010                                     1,731,244
           256,957           Term Loan, maturing December 17, 2010                                       259,687

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING: (CONTINUED)
                             SPX CORPORATION                                   Ba2      BBB-
$        8,444,726           Term Loan, maturing September 30, 2009                              $     8,572,714
                                                                                                 ---------------
                                                                                                      43,870,461
                                                                                                 ---------------
DIVERSIFIED / CONGLOMERATE SERVICE: 1.8%
                             AMERCO, INC.                                       NR       BB
        12,967,280           Term Loan, maturing February 27, 2009                                    13,259,044
                             IRON MOUNTAIN, INC.                                B1       BB-
         1,496,250           Term Loan, maturing April 02, 2011                                        1,506,070
                             RELIZON COMPANY                                    B1       BB-
         4,061,146           Term Loan, maturing February 20, 2011                                     4,083,990
                                                                                                 ---------------
                                                                                                      18,849,104
                                                                                                 ---------------
ECOLOGICAL: 2.5%
                             ALLIED WASTE NORTH AMERICA, INC.                  Ba3       BB
            59,350           Revolver, maturing June 30, 2010                                             58,682
        13,072,321           Term Loan, maturing January 15, 2010                                     13,288,512
         1,000,000           Term Loan, maturing January 15, 2010                                      1,015,625
         2,000,000           Term Loan, maturing January 15, 2010                                      2,033,126
                             ENVIROSOLUTIONS, INC.                              NR       NR
         3,559,091           Term Loan, maturing March 01, 2009                                        3,559,091
            77,273           Term Loan, maturing March 31, 2009                                           77,273
                             GREAT LAKES DREDGE & DOCK CORPORATION              B2       B-
         1,917,081           Term Loan, maturing December 22, 2010                                     1,917,081
                             IESI COPRORATION                                   B1       B+
           194,375           Revolver, maturing September 30, 2008                                       191,945
           992,500           Term Loan, maturing September 30, 2010                                    1,009,248
                             WASTE CONNECTIONS, INC.                           Ba2       BB+
         3,000,000           Term Loan, maturing October 22, 2010                                      3,030,000
                                                                                                 ---------------
                                                                                                      26,180,583
                                                                                                 ---------------
ELECTRONICS: 1.1%
                             ACTERNA, LLC                                       NR       NR
           635,216           Term Loan, maturing October 14, 2008                                        635,216
                             ANTEON CORPORATION                                Ba3       BB
           995,000           Term Loan, maturing December 31, 2010                                     1,007,231
                             DECISION ONE CORPORATION                           B3       CCC
        10,541,011      (3)  Term Loan, maturing April 18, 2005                                        5,428,621
                             INVENSYS INTERNATIONAL HOLDINGS, LTD.             Ba3       B+
         1,995,845           Term Loan, maturing September 05, 2009                                    2,023,287
                             KNOWLES ELECTRONICS, INC.                          B3       B-
         2,121,197           Term Loan, maturing June 29, 2007                                         2,142,850
                             WORLDSPAN, L.P.                                    B1       BB+
           597,950           Term Loan, maturing June 30, 2007                                           602,061
                                                                                                 ---------------
                                                                                                      11,839,266
                                                                                                 ---------------
FARMING AND AGRICULTURE: 2.1%
                             AGCO CORPORATION                                  Ba1      BB+
         4,615,833           Term Loan, maturing January 31, 2006                                      4,646,127
                             SCOTTS COMPANY                                    Ba1       BB
         1,000,000           Term Loan, maturing September 30, 2010                                    1,000,000

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
FARMING AND AGRICULTURE: (CONTINUED)
                             UNITED INDUSTRIES CORPORATION                     B1         B+
$          203,077           Revolver, maturing April 30, 2010                                   $       200,031
         9,982,500           Term Loan, maturing April 29, 2011                                       10,113,520
                             VICAR OPERATING, INC.                             Ba3       BB-
         5,896,938           Term Loan, maturing June 30, 2009                                         5,985,392
                                                                                                 ---------------
                                                                                                      21,945,070
                                                                                                 ---------------
FINANCE: 1.1%
                             REFCO GROUP                                       B1        BB-
         5,000,000           Term Loan, maturing August 05, 2011                                       4,991,145
                             RENT-A-CENTER, INC.                               Ba2       BB+
         6,000,000           Term Loan, maturing June 30, 2010                                         6,074,250
                                                                                                 ---------------
                                                                                                      11,065,395
                                                                                                 ---------------
GAMING: 5.9%
                        (2)  ALADDIN GAMING, LLC                              Caa1        NR
         3,869,336      (3)  Term Loan, maturing August 26, 2006                                       3,937,049
        10,377,506      (3)  Term Loan, maturing February 26, 2008                                    10,559,112
                             ALLIANCE GAMING CORPORATION                       Ba3       BB-
         7,277,303           Term Loan, maturing September 04, 2009                                    7,374,331
                             AMERISTAR CASINOS, INC.                           Ba3       BB-
         2,625,066           Term Loan, maturing December 20, 2006                                     2,660,342
                             ARGOSY GAMING COMPANY                             Ba2        BB
         4,365,000           Term Loan, maturing July 31, 2008                                         4,415,472
                             BOYD GAMING CORPORATION                           Ba2        BB
         6,500,000           Term Loan, maturing June 30, 2011                                         6,572,111
                             GLOBAL CASH ACCESS, LLC                           B2         B+
         2,962,500           Term Loan, maturing March 10, 2010                                        3,006,938
                             GREEN VALLEY RANCH GAMING, LLC                    B1         B+
           200,000           Revolver, maturing December 23, 2008                                        199,500
         1,990,000           Term Loan, maturing December 22, 2010                                     2,019,850
                             ISLE OF CAPRI CASINOS, INC.                       Ba2       BB-
         2,158,895           Term Loan, maturing April 26, 2008                                        2,185,881
                             PENN NATIONAL GAMING                              Ba3       BB-
         2,206,377           Term Loan, maturing September 01, 2007                                    2,242,231
                             RUFFIN GAMING, LLC                                NR         NR
         4,000,000           Term Loan, maturing July 14, 2007                                         4,032,500
                             UNITED AUBURN INDIAN COMMUNITY                    Ba3        BB
         2,957,529           Term Loan, maturing January 24, 2009                                      2,972,317
                             VENETIAN CASINO RESORTS, LLC                      B1         B+
         8,636,364           Term Loan, maturing August 06, 2011                                       8,755,114
                                                                                                 ---------------
                                                                                                      60,932,748
                                                                                                 ---------------
GROCERY: 0.3%
                             GIANT EAGLE, INC.                                 Ba2       BB+
         1,904,667           Term Loan, maturing August 02, 2009                                       1,927,285
         1,039,349           Term Loan, maturing August 06, 2009                                       1,051,691
                                                                                                 ---------------
                                                                                                       2,978,976
                                                                                                 ---------------
HEALTHCARE, EDUCATION AND CHILDCARE: 14.2%
                             ACCREDO HEALTH, INC.                              Ba2        BB
         8,500,000           Term Loan, maturing March 31, 2009                                        8,553,125

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: (CONTINUED)
                             ADVANCED MEDICAL OPTICS, INC.                      B1       BB-
$        3,825,000           Term Loan, maturing June 25, 2009                                   $     3,882,375
                             ALLIANCE IMAGING, INC.                             B1       B+
         4,612,436           Term Loan, maturing June 10, 2008                                         4,595,139
                             APRIA HEALTHCARE GROUP, INC.                      Ba1      BBB-
         2,506,849           Term Loan, maturing July 20, 2006                                         2,529,569
         4,862,500           Term Loan, maturing July 20, 2008                                         4,919,027
                             ARDENT HEALTHCARE                                  B1       B+
         6,000,000           Term Loan, maturing August 12, 2011                                       6,015,000
                             COMMUNITY HEALTH SYSTEMS, INC.                    Ba3       BB-
        18,420,900           Term Loan, maturing August 19, 2011                                      18,420,900
                             CONCENTRA OPERATING CORPORATION                    B1       B+
         1,496,250           Term Loan, maturing June 30, 2009                                         1,504,042
                             DAVITA, INC.                                      Ba2       BB
         3,750,000           Term Loan, maturing March 31, 2007                                        3,787,500
        12,388,124           Term Loan, maturing March 31, 2009                                       12,513,107
         3,000,000           Term Loan, maturing June 30, 2010                                         3,023,439
                             DJ ORTHOPEDICS, LLC                               Ba3       BB-
           975,000           Term Loan, maturing May 15, 2009                                            985,969
                             EMPI CORPORATION                                   B1       B+
         1,400,795           Term Loan, maturing November 24, 2009                                     1,404,297
                             EXPRESS SCRIPTS, INC.                             Ba1       BBB
         2,992,500           Term Loan, maturing February 13, 2010                                     3,021,803
                             FISHER SCIENTIFIC INTERNATIONAL, INC.             Ba2       BBB
         2,500,000           Term Loan, maturing August 02, 2011                                       2,524,220
                             FRESENIUS MEDICAL CARE HOLDINGS, INC.             Ba1       BB+
         9,204,431           Term Loan, maturing February 21, 2010                                     9,281,132
                             IASIS HEALTHCARE CORPORATION                       B1       B+
         9,000,000           Term Loan, maturing June 30, 2011                                         9,122,346
                             INSIGHT HEALTH SERVICES CORPORATION                B1       B+
           866,667           Term Loan, maturing October 17, 2008                                        864,500
           200,000           Term Loan, maturing October 17, 2008                                        199,500
           100,000           Term Loan, maturing October 17, 2008                                         99,750
         5,275,682           Term Loan, maturing October 17, 2008                                      5,315,250
                             KINETIC CONCEPTS, INC.                             B1       BB-
         7,091,250           Term Loan, maturing August 11, 2010                                       7,188,755
                             LEINER HEALTH PRODUCTS GROUP, INC.                 B1        B
         4,500,000           Term Loan, maturing May 27, 2011                                          4,556,250
                             MAGELLAN HEALTH SERVICES, INC.                     B1       B+
         1,541,667           Term Loan, maturing August 15, 2008                                       1,562,865
                             MEDCATH CORPORATION                                B2       B+
         1,000,000           Term Loan, maturing June 30, 2011                                         1,014,375
                             MEDICAL DEVICE MANUFACTURING, INC.                 B2       B+
         1,750,000           Term Loan, maturing June 30, 2010                                         1,767,500
                             PACIFICARE HEALTH SYSTEMS, INC.                   Ba3      BBB-
           990,000           Term Loan, maturing June 03, 2008                                         1,004,025
                             SKILLED HEALTHCARE GROUP                           B1        B
         4,000,000           Term Loan, maturing June 28, 2010                                         4,038,752

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                               BANK LOAN
                                                                                RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: (CONTINUED)
                             SOLA INTERNATIONAL, INC.                          Ba3       BB-
$        1,975,000           Term Loan, maturing December 11, 2009                               $     2,002,156
                             STERIGENICS INTERNATIONAL, INC.                    B2        B+
         4,500,000           Term Loan, maturing June 14, 2011                                         4,556,250
                             SYBRON DENTAL MANAGEMENT, INC.                    Ba2       BB+
           626,706           Term Loan, maturing June 06, 2009                                           631,406
                             TRIAD HOSPITALS, INC.                             Ba3       BB
         1,485,828           Term Loan, maturing September 30, 2008                                    1,512,201
                             VANGUARD HEALTH SYSTEMS, INC.                     Ba3        B
        10,000,000           Term Loan, maturing May 18, 2009                                         10,000,000
                             VWR INTERNATIONAL, INC.                            B1       BB-
         5,034,334           Term Loan, maturing April 07, 2011                                        5,115,513
                                                                                                 ---------------
                                                                                                     147,512,038
                                                                                                 ---------------
HOME AND OFFICE FURNISHINGS: 3.9%
                             BUHRMANN U.S., INC.                               Ba3       BB-
         3,985,000           Term Loan, maturing December 31, 2010                                     4,038,965
                             GLOBAL IMAGING SYSTEMS, INC.                      Ba3       BB-
         2,496,250           Term Loan, maturing May 10, 2010                                          2,524,333
                             HILLMAN GROUP, INC.                                B2        B
         2,992,500           Term Loan, maturing March 30, 2011                                        3,026,166
                             HOLMES GROUP, INC.                                 B1        B
         5,000,000           Term Loan, maturing November 08, 2010                                     4,975,000
                             IDENTITY GROUP, INC.                               NR        NR
         4,016,757           Term Loan, maturing April 30, 2006                                        2,731,395
                             MAAX CORPORATION                                   B1        B+
         4,000,000           Term Loan, maturing June 04, 2011                                         4,022,500
                             SEALY MATTRESS COMPANY                             B2        B+
         8,598,214           Term Loan, maturing August 06, 2012                                       8,696,732
                             SIMMONS COMPANY                                    B2        B+
         8,323,704           Term Loan, maturing December 19, 2011                                     8,400,440
                             XEROX CORPORATION                                 Ba1       BB-
         2,000,000           Term Loan, maturing September 30, 2008                                    2,010,416
                                                                                                 ---------------
                                                                                                      40,425,947
                                                                                                 ---------------
INSURANCE: 1.5%
                             CONSECO, INC.                                      B2       BB-
        15,000,000           Term Loan, maturing June 22, 2010                                        15,228,120
                                                                                                 ---------------
                                                                                                      15,228,120
                                                                                                 ---------------
LEISURE, AMUSEMENT, ENTERTAINMENT: 8.4%
                             AMF BOWLING WORLDWIDE, INC.                        B1        B
         2,493,750           Term Loan, maturing August 27, 2009                                       2,516,351
                             CINEMARK USA, INC.                                Ba3       BB-
         1,496,250           Term Loan, maturing March 31, 2011                                        1,507,472
                             FITNESS HOLDINGS WORLDWIDE, INC.                   B1        B
         4,975,000           Term Loan, maturing July 01, 2009                                         5,037,188
                             LODGENET ENTERTAINMENT CORPORATION                 B1        B+
         3,729,479           Term Loan, maturing June 30, 2006                                         3,752,788
                             LOEWS CINEPLEX ENTERTAINMENT CORPORATION           B1        B
         7,500,000           Term Loan, maturing July 31, 2011                                         7,564,845

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                 BANK LOAN
                                                                                  RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT, ENTERTAINMENT: (CONTINUED)
                             METRO-GOLDWYN-MAYER STUDIOS, INC.                 Ba3       B+
$       19,000,000           Term Loan, maturing April 30, 2011                                  $    19,092,624
                             PURE FISHING                                      B1        BB-
         2,992,500           Term Loan, maturing September 30, 2010                                    3,033,647
                             REGAL CINEMAS, INC.                               Ba3       BB-
        13,540,758           Term Loan, maturing November 10, 2010                                    13,710,017
                             SIX FLAGS THEME PARKS, INC.                       Ba3        B
         7,959,870           Term Loan, maturing June 30, 2009                                         8,002,161
                             UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P.         B1         B+
         5,000,000           Term Loan, maturing June 30, 2007                                         5,018,750
                             WALLACE THEATERS                                  B2         B
         2,750,000           Term Loan, maturing July 15, 2009                                         2,763,750
                             WARNER MUSIC GROUP                                B1         B+
        14,925,000           Term Loan, maturing February 28, 2011                                    15,138,219
                                                                                                 ---------------
                                                                                                      87,137,812
                                                                                                 ---------------
LODGING: 3.2%
                             BOCA RESORTS HOTEL CORPORATION                    NR         NR
         7,000,000           Term Loan, maturing July 22, 2009                                         7,000,000
                             CNL HOSPITALITY PARTNERS, L.P.                    NR         NR
        12,323,944           Term Loan, maturing January 02, 2005                                     12,323,944
                             WYNDHAM INTERNATIONAL, INC.                       NR         NR
        14,606,929           Term Loan, maturing June 30, 2006                                        14,311,752
                                                                                                 ---------------
                                                                                                      33,635,696
                                                                                                 ---------------
MACHINERY: 4.4%
                             ALLIANCE LAUNDRY HOLDINGS, LLC                    B1         B
         3,017,102           Term Loan, maturing August 02, 2007                                       3,028,416
                        (2)  ANTHONY CRANE RENTAL, L.P.                       Caa2        CC
        11,757,427           Term Loan, maturing July 20, 2006                                         9,405,941
                             BLOUNT, INC.                                      B2         B+
         2,000,000           Term Loan, maturing July 31, 2010                                         2,030,000
                             BUCYRUS INTERNATIONAL, INC.                       Ba3       BB-
         2,500,000           Term Loan, maturing July 28, 2010                                         2,523,438
                             ENERSYS, INC.                                     Ba3        BB
         4,276,622           Term Loan, maturing March 17, 2011                                        4,326,740
                             JUNO LIGHTING, INC.                               B1         B+
         2,372,538           Term Loan, maturing November 21, 2010                                     2,408,126
                             MORRIS MATERIAL HANDLING, INC.                    NR         NR
           249,574           Term Loan, maturing September 28, 2004                                      237,095
                             NATIONAL WATERWORKS, INC.                         B1        BB-
         2,846,939           Term Loan, maturing November 22, 2009                                     2,891,422
                             REXNORD CORPORATION                               B1         B+
         6,222,222           Term Loan, maturing November 25, 2009                                     6,285,738
                             UNITED RENTALS (NORTH AMERICA), INC.              Ba3        BB
        10,307,500           Term Loan, maturing February 14, 2011                                    10,427,326
                             VUTEK, INC.                                        B1        B+
         2,000,000           Term Loan, maturing June 25, 2010                                         1,995,000
                                                                                                 ---------------
                                                                                                      45,559,242
                                                                                                 ---------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                               BANK LOAN
                                                                                RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
MINING, STEEL, IRON AND NONPRECIOUS METALS: 0.9%
                             FOUNDATION COAL CORPORATION                       Ba3       BB-
$        3,750,000           Term Loan, maturing July 30, 2011                                   $     3,791,719
                             PEABODY ENERGY CORPORATION                        Ba1       BB+
         5,887,500           Term Loan, maturing March 21, 2010                                        5,956,495
                                                                                                 ---------------
                                                                                                       9,748,214
                                                                                                 ---------------
OIL AND GAS: 2.6%
                             GETTY PETROLEUM MARKETING, INC.                   B1        BB-
         6,000,000           Term Loan, maturing May 19, 2010                                          6,099,377
                             LA GRANGE ACQUISTION, L.P.                        NR        NR
         5,500,000           Term Loan, maturing January 18, 2008                                      5,582,500
                             LYONDELL-CITGO REFINING, L.P.                     Ba3       BB
         2,000,000           Term Loan, maturing May 21, 2007                                          2,033,750
                             SEMCRUDE, L.P.                                    B1        NR
         2,625,000           Term Loan, maturing August 31, 2010                                       2,652,891
                             TRANSWESTERN PIPELINE COMPANY                     B1        BB
         2,000,000           Term Loan, maturing April 30, 2009                                        2,018,334
                             VULCAN ENERGY CORPORATION                         B1        BB
         4,000,000           Term Loan, maturing March 31, 2010                                        4,057,500
                             WILLIAMS PRODUCTION RMT COMPANY                   B2        BB
         3,971,303           Term Loan, maturing May 30, 2007                                          4,032,529
                                                                                                 ---------------
                                                                                                      26,476,881
                                                                                                 ---------------
OTHER BROADCASTING AND ENTERTAINMENT: 4.7%
                             DIRECTV HOLDINGS, LLC                             Ba2       BB
         7,020,306           Term Loan, maturing March 06, 2010                                        7,121,223
                             ECHOSTAR DBS CORPORATION                          Ba3       BB-
        12,000,000           Floating Rate Note, maturing
                             October 01, 2008                                                        12,480,000
                             LIBERTY MEDIA CORPORATION                        Baa3      BBB-
        15,000,000           Floating Rate Note, maturing
                             September 17, 2006                                                      15,180,300
                             RAINBOW NATIONAL SERVICES, LLC                    B1        B+
        10,000,000           Term Loan, maturing March 31, 2012                                       10,130,000
                             YANKEENETS, LLC                                   NR        NR
         2,742,857           Term Loan, maturing June 25, 2007                                         2,777,143
                             YANKEES HOLDINGS, L.P.                            NR        NR
         1,257,143           Term Loan, maturing June 25, 2007                                         1,272,857
                                                                                                 ---------------
                                                                                                      48,961,523
                                                                                                 ---------------
OTHER TELECOMMUNICATIONS: 5.8%
                             CINCINNATI BELL, INC.                             B1        B+
            52,409           Revolver, maturing November 09, 2004                                         51,839
         9,353,260           Term Loan, maturing June 30, 2008                                         9,452,638
                             CONSOLIDATED COMMUNICATIONS, INC.                 B1        B+
         3,500,000           Term Loan, maturing March 31, 2010                                        3,508,750
         2,500,000           Term Loan, maturing October 14, 2011                                      2,534,375
                             D&E COMMUNICATIONS, INC.                          Ba3       BB-
         2,984,921           Term Loan, maturing March 05, 2012                                        3,030,629
                             FAIRPOINT COMMUNICATIONS, INC.                    B2        B+
         2,500,000           Term Loan, maturing March 31, 2009                                        2,519,533

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                               BANK LOAN
                                                                                RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS: (CONTINUED)
                             GCI HOLDINGS, INC.                                Ba3       BB+
$        2,087,144           Term Loan, maturing October 31, 2007                                $     2,106,060
                             INTERA GROUP, INC.                                 NR       NR
         2,613,674      (3)  Term Loan, maturing December 31, 2005                                     1,199,884
         1,020,533      (3)  Term Loan, maturing December 31, 2005                                             -
         1,991,408      (3)  Term Loan, maturing December 31, 2005                                             -
                             PANAMSAT CORPORATION                              Ba3       BB+
        12,000,000           Term Loan, maturing August 20, 2011                                      12,023,628
                             QWEST COMMUNICATIONS INTERNATIONAL, INC.           B3      CCC+
        15,000,000           Floating Rate Note, maturing February 15, 2009                           13,950,000
                             QWEST CORPORATION                                  B2       BB-
         2,000,000           Term Loan, maturing June 30, 2007                                         2,069,500
                             TIME WARNER TELECOM HOLDINGS                       B1        B
         3,000,000           Floating Rate Note, maturing February 15, 2011                            2,925,000
                             VALOR COMMUNICATIONS GROUP                         B2       B+
         5,000,000           Term Loan, maturing June 15, 2010                                         5,062,500
                                                                                                 ---------------
                                                                                                      60,434,336
                                                                                                 ---------------
PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 3.9%
                             AMSCAN HOLDINGS, INC.                              B1       B+
         3,000,000           Term Loan, maturing April 30, 2012                                        3,037,500
                             CHURCH & DWIGHT COMPANY, INC.                     Ba2       BB
         6,500,000           Term Loan, maturing May 30, 2011                                          6,586,326
                             JARDEN CORPORATION                                Ba3       B+
         1,333,333           Term Loan, maturing April 08, 2008                                        1,342,500
         1,985,000           Term Loan, maturing April 24, 2008                                        1,998,647
                             JOSTENS, INC.                                     Ba3       B+
         3,879,576           Term Loan, maturing July 29, 2010                                         3,937,770
                             NORWOOD PROMOTIONAL PRODUCTS, INC.                 NR       NR
        12,826,076           Term Loan, maturing August 16, 2009                                      12,441,293
                             NORWOOD PROMOTIONAL PRODUCTS HOLDINGS, INC.        NR       NR
         7,300,828      (3)  Term Loan, maturing August 16, 2011                                      3,285,373
                             PRESTIGE BRANDS HOLDINGS, INC.                     B1        B
         3,985,000           Term Loan, maturing April 06, 2011                                        3,998,282
                             RAYOVAC CORPORATION                                B1       B+
         3,607,729           Term Loan, maturing September 30, 2009                                    3,649,066
                                                                                                 ---------------
                                                                                                      40,276,757
                                                                                                 ---------------
PERSONAL, FOOD AND MISCELLANEOUS: 3.0%
                             AFC ENTERPRISES, INC.                              B1        B
         1,474,858           Term Loan, maturing May 23, 2009                                          1,480,389
                             ALDERWOODS GROUP, INC.                             B1       BB-
         3,621,824           Term Loan, maturing August 19, 2009                                       3,665,398
                             ALLIED SECURITY HOLDINGS                           B2       B+
         2,000,000           Term Loan, maturing June 30, 2010                                         2,020,000
                             COINMACH CORPORATION                               B1       B+
         4,875,000           Term Loan, maturing July 25, 2009                                         4,931,672
                             COINSTAR, INC.                                    Ba3       BB-
         3,250,000           Term Loan, maturing July 07, 2011                                         3,304,844
                             DOMINO'S, INC.                                    Ba3       B+
         7,864,963           Term Loan, maturing June 25, 2010                                         7,998,910

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                  RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
PERSONAL, FOOD AND MISCELLANEOUS: (CONTINUED)
                             JACK IN THE BOX, INC.                             Ba2        BB
$        5,480,000           Term Loan, maturing January 09, 2010                                $     5,555,350
                             N.E.W. CUSTOMER SERVICES COMPANIES, INC.           B1        B+
         1,666,667           Term Loan, maturing August 01, 2009                                       1,677,084
                                                                                                 ---------------
                                                                                                      30,633,647
                                                                                                 ---------------
PRINTING AND PUBLISHING: 12.1%
                             ADAMS OUTDOOR ADVERTISING, L.P.                    B1        B+
         5,000,000           Term Loan, maturing October 15, 2011                                      5,060,415
                             AMERICAN ACHIEVEMENT CORPORATION                   B1        B+
           995,000           Term Loan, maturing March 25, 2011                                        1,003,706
                             AMERICAN MEDIA OPERATIONS, INC.                   Ba3        B+
         3,767,544           Term Loan, maturing April 01, 2007                                        3,823,586
                             AMERICAN REPROGRAPHICS COMPANY                     B1        BB
         2,487,500           Term Loan, maturing June 18, 2009                                         2,524,813
                             AMERICAN REPROGRAPHICS COMPANY                     B3        B
           948,284           Term Loan, maturing December 18, 2009                                       993,327
                             CANWEST MEDIA, INC.                               Ba3        B+
         7,530,465           Term Loan, maturing August 15, 2009                                       7,629,302
                             DEX MEDIA EAST, LLC                               Ba2       BB-
         7,227,230           Term Loan, maturing November 08, 2008                                     7,314,557
         4,019,135           Term Loan, maturing May 08, 2009                                          4,075,234
                             DEX MEDIA WEST, LLC                               Ba2       BB-
         6,118,520           Term Loan, maturing September 09, 2009                                    6,200,098
        19,570,173           Term Loan, maturing March 09, 2010                                       19,871,886
                             FREEDOM COMMUNICATIONS                            Ba3        BB
        12,000,000           Term Loan, maturing May 18, 2012                                         12,185,628
                             LAMAR MEDIA CORPORATION                           Ba2       BB-
        12,370,370           Term Loan, maturing June 30, 2010                                        12,494,074
                             MC COMMUNICATIONS, LLC                             B2        B
         3,500,000           Term Loan, maturing December 31, 2010                                     3,465,000
                             PRIMEDIA, INC.                                     B3        B
         2,179,466           Revolver, maturing June 30, 2008                                          2,045,294
         7,117,339           Term Loan, maturing June 30, 2009                                         6,845,101
         1,500,000           Term Loan, maturing December 31, 2009                                     1,477,500
                             R.H. DONNELLEY, INC.                              Ba3        BB
         7,882,074           Term Loan, maturing June 30, 2010                                         7,951,042
                             READER'S DIGEST ASSOCIATIONS, INC.                Ba1        BB
         1,995,000           Term Loan, maturing May 20, 2008                                          2,021,809
                             TRANSWESTERN PUBLISHING COMPANY                    B1        B+
         6,207,500           Term Loan, maturing February 25, 2011                                     6,259,879
                             TRANSWESTERN PUBLISHING COMPANY                    B3        B-
         3,990,000           Term Loan, maturing February 25, 2012                                     4,019,303
                             ZIFF DAVIS MEDIA, INC.                             B3       CCC
         8,797,982           Term Loan, maturing March 31, 2007                                        8,751,247
                                                                                                 ---------------
                                                                                                     126,012,801
                                                                                                 ---------------
RADIO AND TV BROADCASTING: 7.2%
                             BLOCK COMMUNICATIONS, INC.                        Ba2       BB-
         2,797,328           Term Loan, maturing November 15, 2009                                     2,818,308

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                BANK LOAN
                                                                                 RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
RADIO AND TV BROADCASTING: (CONTINUED)
                             CUMULUS MEDIA, INC.                               Ba3        B+
$        2,000,000           Term Loan, maturing March 28, 2009                                  $     2,013,750
         3,500,000           Term Loan, maturing March 28, 2010                                        3,529,533
                             EMMIS OPERATING COMPANY                           Ba2        B+
        10,000,000           Term Loan, maturing November 10, 2011                                    10,081,249
                             ENTRAVISION COMMUNICATIONS CORPORATION             B1        B+
         2,500,000           Term Loan, maturing February 24, 2012                                     2,519,793
                             FISHER BROADCASTING, INC.                         Ba3        B+
         1,266,221           Term Loan, maturing February 28, 2010                                     1,271,761
                             GRAY TELEVISION, INC.                             Ba2        B+
         6,000,000           Term Loan, maturing June 30, 2011                                         6,048,749
                             LIN TELEVISION CORPORATION                        Ba1        BB
         1,994,286           Term Loan, maturing December 31, 2007                                     2,020,104
                             MISSION BROADCASTING, INC.                        Ba3        B+
         3,072,340           Term Loan, maturing December 31, 2010                                     3,080,021
                             NEP BROADCASTING                                   B1        B
         3,000,000           Term Loan, maturing November 30, 2010                                     3,033,750
                             NEXSTAR BROADCASTING                              Ba3        B+
         1,677,660           Term Loan, maturing December 31, 2010                                     1,681,854
                             PAXSON COMMUNICATIONS CORPORATION                  B1        B
        18,000,000           Floating Rate Note, maturing January 15, 2010                            17,910,000
                             SINCLAIR BROADCAST GROUP, INC.                    Ba2        BB
         3,000,000           Term Loan, maturing June 30, 2009                                         3,018,750
         5,000,000           Term Loan, maturing December 31, 2009                                     5,057,290
                             SPANISH BROADCASTING SYSTEMS                       B1        B+
         1,990,000           Term Loan, maturing October 30, 2009                                      2,022,338
                             SUSQUEHANNA MEDIA COMPANY                         Ba2       BB-
         7,000,000           Term Loan, maturing March 31, 2012                                        7,098,441
                             TELEVICENTRO OF PUERTO RICO, LLC                  Ba1        BB
         1,845,714           Term Loan, maturing December 31, 2007                                     1,869,609
                                                                                                 ---------------
                                                                                                      75,075,300
                                                                                                 ---------------
RETAIL STORES: 7.1%
                             ADVANCE STORES COMPANY, INC.                      Ba2        BB
         5,098,445           Term Loan, maturing November 30, 2007                                     5,168,549
                             ALIMENTATION COUCHE-TARD, INC.                    Ba2        BB
         1,218,367           Term Loan, maturing December 17, 2010                                     1,226,743
                             BAKER & TAYLOR, INC.                               B1        B
           975,000           Revolver, maturing May 06, 2009                                             965,250
         1,000,000           Term Loan, maturing May 06, 2011                                          1,012,500
                             BLOCKBUSTER ENTERTAINMENT CORPORATION             Ba2        BB
        15,000,000           Term Loan, maturing August 19, 2011                                      15,004,697
                             CH OPERATING, LLC                                  B2        B+
         1,663,339           Term Loan, maturing June 21, 2007                                         1,667,497
                             CSK AUTOMOTIVE, INC.                              Ba3        B+
         2,492,500           Term Loan, maturing June 19, 2009                                         2,522,098
                             HARBOR FREIGHT TOOLS                               B1        B+
         5,000,000           Term Loan, maturing June 24, 2010                                         5,028,125
                             JEAN COUTU GROUP, INC.                             B1        BB
        10,000,000           Term Loan, maturing July 30, 2011                                        10,097,730

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                               BANK LOAN
                                                                                RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
RETAIL STORES: (CONTINUED)
                             NEBRASKA BOOK COMPANY, INC.                        B2        B
$        2,493,750           Term Loan, maturing March 04, 2011                                  $     2,528,039
                             ORIENTAL TRADING COMPANY, INC.                     B1       B+
         2,866,019           Term Loan, maturing August 06, 2010                                       2,906,622
                             ORIENTAL TRADING COMPANY, INC.                     B2       B-
         1,000,000           Term Loan, maturing January 08, 2011                                      1,019,167
                             PANTRY, INC.                                       B1       B+
         8,895,652           Term Loan, maturing March 12, 2011                                        9,029,087
                             PETCO ANIMAL SUPPLIES, INC.                       Ba3       BB
         2,533,747           Term Loan, maturing October 26, 2008                                      2,567,795
                             RITE AID CORPORATION                              Ba3       BB
        10,945,000           Term Loan, maturing April 30, 2008                                       11,081,814
                             TRAVELCENTERS OF AMERICA, INC.                    Ba3       BB
         2,187,166           Term Loan, maturing November 14, 2008                                     2,216,327
                                                                                                 ---------------
                                                                                                      74,042,040
                                                                                                 ---------------
TELECOMMUNICATIONS EQUIPMENT: 3.7%
                             AAT COMMUNICATIONS CORPORATION                     B1       B-
         3,500,000           Term Loan, maturing January 16, 2012                                      3,543,750
                             AMERICAN TOWER, L.P.                               B1        B
        10,000,000           Term Loan, maturing August 31, 2011                                      10,151,560
                             CROWN CASTLE OPERATING COMPANY                     B1       B-
         3,878,996           Term Loan, maturing September 15, 2007                                    3,888,694
                             SBA SENIOR FINANCE, INC.                           B2      CCC+
         6,469,231           Term Loan, maturing October 31, 2008                                      6,526,846
                             SPECTRASITE COMMUNICATIONS, INC.                   B1       B+
         8,263,258           Term Loan, maturing December 31, 2007                                     8,387,207
         4,896,488           Term Loan, maturing December 31, 2007                                     4,921,989
                             TRIPOINT GLOBAL COMMUNICATIONS, INC.               NR       NR
           753,471           Term Loan, maturing May 31, 2006                                            727,100
                                                                                                 ---------------
                                                                                                      38,147,146
                                                                                                 ---------------
TEXTILES AND LEATHER: 0.7%
                        (2)  GALEY & LORD, INC.                                 NR       NR
         2,653,074      (3)  Term Loan, maturing September 05, 2009                                    1,094,393
                             MALDEN MILLS INDUSTRIES, INC.                      NR       NR
         2,573,615           Term Loan, maturing October 01, 2008                                      2,061,466
           735,319      (3)  Term Loan, maturing October 01, 2008                                             --
                             POLYMER GROUP, INC.                                B2       B+
         3,000,000           Term Loan, maturing April 27, 2010                                        3,021,875
                             WILLIAM CARTER COMPANY                            Ba3       BB+
         1,512,165           Term Loan, maturing September 08, 2008                                    1,526,342
                                                                                                 ---------------
                                                                                                       7,704,076
                                                                                                 ---------------
UTILITIES: 7.0%
                             ALLEGHENY ENERGY SUPPLY COMPANY                    B1       B+
        12,631,667           Term Loan, maturing March 08, 2011                                       12,832,195
         6,315,833           Term Loan, maturing June 08, 2011                                         6,425,703
                             ASTORIA ENERGY, LLC                               Ba3       B+
        14,500,000           Term Loan, maturing April 15, 2012                                       14,729,579

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                                 BANK LOAN
                                                                                  RATINGS+
  PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
UTILITIES: (CONTINUED)
                             CALPINE CONSTRUCTION FINANCE COMPANY, L.P.         NR        B+
$        1,980,000           Term Loan, maturing August 26, 2009                                 $     2,120,580
                             CALPINE CORPORATION                                B2        B
         7,415,050           Term Loan, maturing July 16, 2007                                         7,444,398
         3,952,569           Term Loan, maturing July 16, 2007                                         3,359,684
                             CALPINE GENERATING COMPANY, LLC                    B1        B+
         2,500,000           Term Loan, maturing March 23, 2009                                        2,508,283
                             CENTERPOINT ENERGY, INC.                          Ba1       BBB
         3,471,622           Term Loan, maturing October 07, 2006                                      3,488,546
                             COLETO CREEK WLE, L.P.
         1,000,000           Term Loan, maturing June 30, 2011                 Ba2        BB           1,015,625
         1,000,000           Term Loan, maturing June 30, 2012                 Ba3        BB           1,016,250
                             DYNEGY HOLDINGS, INC.                              B2       BB-
         3,000,000           Term Loan, maturing May 27, 2010                                          3,057,189
                             PIKE ELECTRIC, INC.                               Ba3        BB
         4,428,750           Term Loan, maturing July 01, 2012                                         4,510,868
                             RIVERSIDE ENERGY CENTER, LLC                      Ba3       BB-
           276,115           Term Loan, maturing June 24, 2010                                           278,876
         2,602,945           Term Loan, maturing June 24, 2011                                         2,628,974
         3,620,937           Term Loan, maturing June 24, 2011                                         3,657,146
                             TETON POWER FUNDING                               Ba3        B+
         3,857,692           Term Loan, maturing March 12, 2011                                        3,896,269
                                                                                                 ---------------
                                                                                                      72,970,165
                                                                                                 ---------------
                             TOTAL SENIOR LOANS
                             (COST $1,928,528,533)                                                 1,945,548,616
                                                                                                 ---------------

OTHER CORPORATE DEBT: 0.9%

FINANCE: 0.7%
                             VALUE ASSET MANAGEMENT, INC.                       B3        B
         7,794,118           Senior Subordinated Bridge Note,
                             maturing August 31, 2005                                                  7,638,235
                                                                                                 ---------------
                                                                                                       7,638,235
                                                                                                 ---------------
HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                             BLOCK VISION HOLDINGS CORPORATION                  NR        NR
            13,365           Junior Term Loan, maturing July 30, 2007                                         --
                                                                                                 ---------------
                                                                                                              --
                                                                                                 ---------------
HOME AND OFFICE FURNISHINGS: 0.2%
                             MP HOLDINGS, INC.                                  NR        NR
            45,229           Subordinated Note, maturing March 14, 2007                                   42,968
                             SEALY MATTRESS COMPANY                             B3        B-
         2,000,000           Unsecured Term Loan, maturing April 05, 2013                              2,045,000
                                                                                                 ---------------
                                                                                                       2,087,968
                                                                                                 ---------------
                             TOTAL OTHER CORPORATE DEBT
                             (COST $8,916,961)                                                         9,726,203
                                                                                                 ---------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                     SECURITY DESCRIPTION                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------
EQUITIES AND OTHER ASSETS: 2.6%
          (@), (R)   Acterna, LLC (85,722 Common Shares)                                                $     1,090,731
          (@), (R)   Acterna, Inc. - Contingent Stock Value Right                                                    --
     (1), (@), (R)   Allied Digital Technologies Corporation
                     (Residual Interest in Bankruptcy Estate)                                                   186,961
          (@), (R)   AM Cosmetics Corporation (Liquidation Interest)                                                 50
          (@), (R)   Block Vision Holdings Corporation (571 Common Shares)                                           --
     (2), (@), (R)   Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)                    6,728,959
          (@), (R)   Cedar Chemical (Liquidation Interest)                                                           --
          (@), (R)   Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                     Expires January 13, 2005)                                                                       --
          (@), (R)   Covenant Care, Inc. (Warrants for 26,901 Common Shares,
                     Expires March 31, 2013)                                                                         --
          (@), (R)   Decision One Corporation (350,065 Common Shares)                                                --
     (2), (@), (R)   Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)                        1,112
          (@), (R)   Enginen Realty (857 Common Shares)                                                              --
          (@), (R)   Enterprise Profit Solutions (Liquidation Interest)                                              --
     (4), (@), (R)   Euro United Corporation (Residual Interest in Bankruptcy Estate)                         2,335,366
     (2), (@), (R)   Exide Technologies (Warrants for 16,501 Common Shares,
                     March 16, 2006)                                                                                165
          (@), (R)   Galey & Lord (203,345 Common Shares)                                                            --
          (@), (R)   Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)                                     --
          (@), (R)   Gemini Leasing, Inc. (143,079 common shares)                                                    --
     (2), (@), (R)   Grand Union Company (Residual Interest in Bankruptcy Estate)                                54,523
               (@)   Hayes Lemmerz (73,835 Common Shares)                                                       948,780
               (@)   Hayes Lemmerz (246 Preferred Shares)                                                         3,161
          (@), (R)   Holmes Group (2,303, Common Shares)                                                         16,052
     (2), (@), (R)   Humphreys, Inc. (Residual Interest in Bankruptcy Estate)                                        --
     (2), (@), (R)   Imperial Home Decor Group, Inc. (300,141 Common Shares)                                          1
     (2), (@), (R)   Imperial Home Decor Group, Inc. (Liquidation Interest)                                          --
     (2), (@), (R)   Insilco Technologies (Residual Interest in Bankruptcy Estate)                               43,482
          (@), (R)   Intera Group, Inc. (864 Common Shares)                                                          --
     (2), (@), (R)   IT Group, Inc. (Residual Interest in Bankruptcy Estate)                                    117,878
     (2), (@), (R)   Kevco, Inc. (Residual Interest in Bankruptcy Estate)                                       147,443
     (2), (@), (R)   Lincoln Paper And Tissue, LLC (Residual Interest in Bankruptcy Estate)                          --
          (@), (R)   Malden Mills Industries, Inc. (436,865 Common Shares)                                           --
          (@), (R)   Malden Mills Industries, Inc. (1,427,661 Preferred Shares)                                      --
          (@), (R)   Morris Material Handling, Inc. (481,373 Common Shares)                                     813,520
          (@), (R)   MP Holdings, Inc. (590 Common Shares)                                                            6
          (@), (R)   Murray's Discount Auto Stores, Inc. (Escrow Interest)                                      510,279
          (@), (R)   Neoplan USA Corporation (17,348 Common Shares)                                                  --
          (@), (R)   Neoplan USA Corporation (1,814,180 Series B Preferred Shares)                                   --
          (@), (R)   Neoplan USA Corporation (1,084,000 Series C Preferred Shares)                              205,960
          (@), (R)   Neoplan USA Corporation (3,524,300 Series D Preferred Shares)                            3,524,300
          (@), (R)   New Piper Aircraft (Residual Interest in Litigation Proceeds)                                   --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                     SECURITY DESCRIPTION                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------
          (@), (R)   New World Restaurant Group, Inc. (Warrants for 4,489
                     Common Shares, Expires June 15, 2006)                                              $        61,589
          (@), (R)   Norwood Promotional Products, Inc. (72,238 Common Shares)                                       --
               (@)   Outsourcing Solutions, Inc. (31,129 Common Shares)                                         706,316
          (@), (R)   Safelite Glass Corporation (660,808 Common Shares)                                       7,348,185
          (@), (R)   Safelite Realty (44,605 Common Shares)                                                     245,328
          (@), (R)   Scientific Games Corporation (48,930 Non-Voting Common Shares)                             833,278
          (@), (R)   Soho Publishing (17,582 Common Shares)                                                         176
          (@), (R)   Stellex Aerostructures, Inc. (11,130 Common Shares)                                             --
          (@), (R)   Targus Group, Inc. (Warrants for 66,824 Common Shares,
                     Expires December 6, 2012)                                                                       --
          (@), (R)   Tartan Textile Services, Inc. (23,449 Shares of Series D Preferred Stock)                       --
          (@), (R)   Tartan Textile Services, Inc. (36,775 Shares of Series E Preferred Stock)                       --
          (@), (R)   Tembec, Inc. (167,239 Common Shares)                                                     1,180,376
     (1), (@), (R)   Transtar Metals (Residual Interest in Bankruptcy Estate)                                        --
     (1), (@), (R)   TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)                                      --
     (2), (@), (R)   U.S. Aggregates (Residual Interest in Bankruptcy Estate)                                        --
     (2), (@), (R)   U.S. Office Products Company (Residual Interest in Bankruptcy Estate)                           --
                                                                                                        ---------------
                     TOTAL FOR EQUITY AND OTHER ASSETS
                       (COST $33,919,899)                                                                    27,103,977
                                                                                                        ---------------

                     TOTAL INVESTMENTS                                                          191.0%  $ 1,982,378,796
                       (COST $1,971,365,393)
                     PREFERRED SHARES AND LIABILITIES IN EXCESS OF CASH
                       AND OTHER ASSETS, NET                                                    (91.0)     (944,552,475)
                                                                                                -----   ---------------
                     NET ASSETS                                                                 100.0%  $ 1,037,826,321
                                                                                                =====   ===============

----------
(@)  Non-income producing security.
(R)  Restricted security.
  * Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interst (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
 NR  Not Rated
  + Bank Loans rated below Baa3 by Moody's Investor Services, Inc. or BBB- by standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investments is $1,972,850,494. Net unrealized appreciation consists of the following:

            Gross Unrealized Appreciation              $  38,709,633
            Gross Unrealized Depreciation                (29,181,331)
                                                       -------------
               Net Unrealized Appreciation             $   9,528,302
                                                       =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust was held June 15, 2004, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

MATTERS:

ING PRIME RATE TRUST, COMMON SHARES

     1. To elect nine members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualifications of their successors.

ING PRIME RATE TRUST, PREFERRED SHARES

     2. To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, TH, and F of the Trust - until the election and qualification of their successors.

RESULTS:

                                                       SHARES VOTED
                                            SHARES      AGAINST OR       SHARES       BROKER         TOTAL
                      PROPOSAL             VOTED FOR     WITHHELD       ABSTAINED    NON-VOTE    SHARES VOTED
-------------------------------------------------------------------------------------------------------------
Common                Paul S. Doherty     117,790,259    2,558,077         --           --        120,348,336
Shares              J. Michael Earley     117,897,099    2,451,237         --           --        120,348,336
Trustees        R. Barbara Gitenstein     117,787,359    2,560,977         --           --        120,348,336
                  Thomas J. McInerney     117,807,436    2,540,899         --           --        120,348,336
                    David W.C. Putnam     117,655,942    2,692,393         --           --        120,348,336
                      Blaine E. Rieke     117,747,937    2,600,399         --           --        120,348,336
                       John G. Turner     117,870,513    2,477,823         --           --        120,348,336
                     Roger B. Vincent     117,888,751    2,459,585         --           --        120,348,336
                 Richard A. Wedemeyer     117,806,444    2,541,892         --           --        120,348,336

Preferred
Shares                  Walter H. May          17,399           47         --           --             17,446
Trustees                  Jock Patton          17,396           50         --           --             17,446

                              ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a PRORATA basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2004 DIVIDENDS:

          DECLARATION DATE                EX-DIVIDEND DATE                 PAYABLE DATE
          ----------------                ----------------                 ------------
          January 30                      February 6                       February 24
          February 27                     March 8                          March 22
          March 31                        April 7                          April 22
          April 30                        May 6                            May 24
          May 28                          June 8                           June 22
          June 30                         July 8                           July 22
          July 30                         August 6                         August 23
          August 31                       September 8                      September 22
          September 30                    October 7                        October 22
          October 29                      November 8                       November 22
          November 30                     December 8                       December 22
          December 20                     December 29                      January 12

          RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DIVIDEND DATE. THESE DATES ARE SUBJECT TO CHANGE.

                              ING Prime Rate Trust

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol:
PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2004 was 7,300 which does not include approximately 49,797 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

SUB-ADVISER
ING Investment Management Co.
230 Park Avenue
New York, New York 10169

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
355 S. Grand Avenue, Suite 2000
Los Angeles, CA 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

FOR MORE COMPLETE INFORMATION, OR TO OBTAIN A PROSPECTUS ON ANY ING FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR ING FUNDS DISTRIBUTOR, LLC AT (800) 992-0180 OR LOG ON TO www.ingfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS INFORMATION AND OTHER INFORMATION ABOUT THE FUND.

[ING FUNDS LOGO]

                                                   PRSAR-PRT       (0804-102904)

ITEM 2.   CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund's Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)  The Code of Ethics is not required for the semi-annual filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)  Not required for semi-annual filing.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING PRIME RATE TRUST


By   /s/ James M. Hennessy
     ---------------------
         James M. Hennessy
         President and Chief Executive Officer

Date:  November 5, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ James M. Hennessy
     ---------------------
         James M. Hennessy
         President and Chief Executive Officer

Date:  November 5, 2004
       ----------------


By   /s/ Michael J. Roland
     ---------------------
         Michael J. Roland
         Executive Vice President and Chief Financial Officer


Date:  November 5, 2004
       ----------------